As filed with the Securities and Exchange Commission on April 29, 2002.
                                                     1933 Act File No: 333-41153
                                                     1940 Act File No: 811-08521

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                            [ ]
                                            ----
         Post-Effective Amendment No.         7                 [X]
                                            ----
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.                        8                 [X]
                                            ----

                      Jackson National Separate Account III
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (517) 381-5500
--------------------------------------------------------------------------------

                                            With a copy to:
         Susan S. Rhee
         Assoc. General Counsel
         Jackson National Life              Joan E. Boros, Esq.
         Insurance Company                  Jorden Burt LLP
         1 Corporate Way                    1025 Thomas Jefferson St. NW
         Lansing, MI  48951                 Washington DC  20007-5201
                     (Name and Address of Agent for Service)

It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
  X      on May 1, 2002 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered:
         Variable Portion of Individual Deferred Variable Annuity Contracts

                      JACKSON NATIONAL SEPARATE ACCOUNT III
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                                     Caption in Prospectus or
                                                     Statement of Additional
                                                     Information relating to
N-4 Item                                             each Item
--------                                             ---------

Part A.  Information Required in a Prospectus        Prospectus

1.    Cover Page                                     Cover Page

2.    Definitions                                    Not Applicable

3.    Synopsis                                       Key Facts; Fee Tables

4.    Condensed Financial Information                Appendix A

5.    General Description of Registrant,             The Company; The
      Depositor and Portfolio Companies              Separate Account;
                                                     Investment Portfolios

6.    Deductions                                     Contract Charges

7.    General Description of Variable                The Annuity Contract;
      Annuity Contracts                              Purchases; Transfers;
                                                     Access To Your Money;
                                                     Income Payments (The
                                                     Income Phase); Death
                                                     Benefit; Other
                                                     Information

8.    Annuity Period                                 Income Payments (The
                                                     Income Phase)

9.    Death Benefit                                  Death Benefit

10.   Purchases and Contract Value                   Contract Charges; Purchases

11.   Redemptions                                    Key Facts; Access To Your
                                                     Money

12.   Taxes                                          Taxes

13.   Legal Proceedings                              Other Information

14.   Table of Contents of the Statement of          Table of Contents of the
      Additional Information                         Statement of Additional
                                                     Information


         Information Required in a Statement of      Statement of
Part B.  Additional Information                      Additional Information
-------  ----------------------                      ----------------------

15.   Cover Page                                     Cover Page

16.   Table of Contents                              Table of Contents

17.   General Information and History                General Information
                                                     and History

18.   Services                                       Services

19.   Purchase of Securities Being Offered           Purchase of Securities
                                                     Being Offered

20.   Underwriters                                   Underwriters

21.   Calculation of Performance Data                Calculation of
                                                     Performance

22.   Annuity Payments                               Income Payments; Net
                                                     Investment Factor

23.   Financial Statements                           Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

Explanatory Note

This Registration Statement contains 25 Series of the JNL Series Trust and 1 Series of the JNL Variable Fund III LLC. One version of the Prospectus will be created from this Registration Statement. The Prospectus will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

                             PERSPECTIVE ADVISORS(R)

                           FIXED AND VARIABLE ANNUITY
                                    Issued by
                   Jackson National Life Insurance Company and
                      Jackson National Separate Account III

================================================================================
Please read this prospectus before you purchase a Perspective Advisors Fixed and Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Advisors Fixed and Variable Annuity contract, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2002, by calling Jackson National at (800) 766-4683 or by writing Jackson National at: Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.
================================================================================

o    Individual and group, flexible premium deferred annuity

o 2 guaranteed fixed accounts that each offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson National) (the "guaranteed fixed accounts")

o Investment divisions which purchase shares of the following funds:


JNL Series Trust
  AIM/JNL  Large Cap Growth Fund
  AIM/JNL  Small Cap Growth Fund
  AIM/JNL Premier Equity II Fund
  Alliance  Capital/JNL Growth Fund
  J.P. Morgan/JNL International & Emerging Markets Fund
  Janus/JNL Aggressive Growth Fund
  Janus/JNL Growth & Income Fund
  Lazard/JNL Mid Cap Value Fund
  Lazard/JNL  Small Cap Value Fund
  Oppenheimer/JNL  Global Growth Fund
  Oppenheimer/JNL  Growth Fund
  PIMCO/JNL Total Return Bond Fund
  PPM America/JNL  Money Market Fund
  Putnam/JNL Equity Fund
  Putnam/JNL  International  Equity Fund
  Putnam/JNL  Midcap Growth Fund
  Putnam/JNL Value Equity Fund
  S&P/JNL  Conservative  Growth Fund II
  S&P/JNL  Moderate Growth Fund II
  S&P/JNL Aggressive Growth Fund II
  S&P/JNL Very Aggressive Growth Fund II
  S&P/JNL Equity Growth Fund II
  S&P/JNL Equity  Aggressive  Growth Fund II
  Salomon Brothers/JNL  Balanced  Fund
  Salomon  Brothers/JNL  Global  Bond  Fund
  Salomon Brothers/JNL High Yield Bond Fund
  T. Rowe Price/JNL Mid-Cap Growth Fund


JNL Variable Fund III LLC
First Trust/JNL The DowSM Target 10 Fund

WE OFFER OTHER VARIABLE ANNUITY PRODUCTS THAT OFFER DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES. THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS

PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.


--------------------------------------------------------------------------------

o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency

--------------------------------------------------------------------------------


                                   May 1, 2002

"Dow Jones", "Dow Jones Industrial AverageSM", "DJIASM", and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the Perspective Advisors Fixed and Variable Annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the First/JNL Trust The Dow Target 10 Fund. Please see Appendix B for additional information.


"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "500",
"Standard and Poor's Midcap 400" and "S&P Midcap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.



"JNL(R)", "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.



Please read this prospectus before you purchase a Perspective Advisors Fixed and Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Advisors Fixed and Variable Annuity contract, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2002, by calling Jackson National at (800) 766-4683 or by writing Jackson National at: Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.



                                TABLE OF CONTENTS


Key Facts.........................................................................................................1

Fee Table.........................................................................................................3

The Annuity Contract..............................................................................................6

The Company.......................................................................................................6

The Guaranteed Fixed Accounts.....................................................................................7

The Separate Account..............................................................................................7

Investment Divisions..............................................................................................7

Contract Charges..................................................................................................9

Purchases........................................................................................................10

Allocations of Premium...........................................................................................10

Transfers........................................................................................................11

Access to Your Money.............................................................................................11

Income Payments (The Income Phase)...............................................................................12

Death Benefit....................................................................................................13

Taxes............................................................................................................15

Other Information................................................................................................16


Privacy Policy...................................................................................................19

Table of Contents of the Statement of Additional Information.....................................................21


Appendix A......................................................................................................A-1

Appendix B......................................................................................................B-1








(This page has been left blank intentionally.)




                                    KEY FACTS

------------------------------------------------------------------------------------------------------------------------------------
Annuity Service Center:                              1 (800) 766-4683


         Mail Address:                               P.O. Box 378002, Denver, Colorado  80237-8002

         Delivery Address:                           8055 East Tufts Avenue, Second Floor, Denver, Colorado  80237

Institutional Marketing
Group Service Center:                                1 (800) 777-7779

         Mail Address:                               P.O. Box 30386, Lansing, Michigan  48909-9692

         Delivery Address:                           1 Corporate Way, Lansing, Michigan  48951  Attn:  IMG

Home Office:                                         1 Corporate Way, Lansing, Michigan  48951



--------------------------------------------------------------------------------
The Annuity Contract

The fixed and variable annuity contract offered by Jackson National provides a means for allocating on a tax-deferred basis to the guaranteed fixed accounts of Jackson National and the investment divisions (the "Allocation Options"). The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.


--------------------------------------------------------------------------------
Allocation Options

You can put money into any of the Allocation Options, but you may not put your money in more than eighteen of the variable options plus the guaranteed fixed accounts during the life of your contract.

--------------------------------------------------------------------------------

The contract has insurance features and investment features, and there are costs related to each.

Jackson National makes a deduction for its insurance charges that is equal to 1.50% of the daily value of the contracts invested in the investment divisions. This charge does not apply to the guaranteed fixed accounts. During the accumulation phase, Jackson National deducts a $50 annual contract maintenance charge from your contract.

Jackson National may assess a state premium tax charge which ranges from 0-4%, depending upon the state, when you begin receiving regular income payments from your contract, when you make a withdrawal or, in states where required, at the time premium payments are made.


There are also investment charges which are expected to range, on an annual basis, from .20% to 1.22% of the average daily value of the Funds, depending on the Fund.


--------------------------------------------------------------------------------
Purchases

Under most circumstances, you can buy a contract for $25,000 or more. You can add $5,000 or more ($2,000 or more for a qualified plan contract) at any time during the accumulation phase.
--------------------------------------------------------------------------------
Access to Your Money

You can take money out of your contract during the accumulation phase. You may have to pay income tax and a tax penalty on any money you take out.

--------------------------------------------------------------------------------
Income

Payments You may choose to receive regular income from your annuity. During the income phase, you have the same variable allocation options you had during the accumulation phase.

--------------------------------------------------------------------------------
Death

Benefit If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

--------------------------------------------------------------------------------
Free Look

You can cancel the contract within twenty days after receiving it (or whatever period is required in your state). Under most circumstances, Jackson National will return the amount your contract is worth on the day we receive your request. This may be more or less than your original payment. If required by law, Jackson National will return your premium.

--------------------------------------------------------------------------------
Taxes

Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending  on  how  you  take  the  money  out  and  whether  your  contract  is
non-qualified     or    purchased    as    part    of    a    qualified    plan.
--------------------------------------------------------------------------------

                                    FEE TABLE

Owner Transaction Expenses(1)

         Withdrawal Charge:
         None

         Transfer Fee:
         $25 for each transfer in excess of 15 in a contract year

         Contract Maintenance Charge:
         $50 per contract per year


         Commutation Fee(2): An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).


Separate Account Annual Expenses (as a percentage of average account value)

         Mortality and Expense Risk Charges                      1.35%
         Administration Charge                                    .15%
                                                                ---------
         Total Separate Account Annual Expenses                  1.50%


Fund Annual Expenses
(as an annual percentage of the fund's average daily net assets)



                                                                    Management      Estimated                     Total

                                                                        and        Distribution                    Fund
                                                                  Administrative     (12b-1)        Other         Annual

                                                                        Fee           Fees*        Expenses      Expenses
----------------------------------------------------------------- ---------------- ------------- ------------- -------------

AIM/JNL Large Cap Growth Fund                                        1.10%              .01%+         0%           1.11%
AIM/JNL Small Cap Growth Fund                                        1.15%              .01%+         0%           1.16%
AIM/JNL Premier Equity II  Fund                                      1.05%              .01%+         0%           1.06%
Alliance Capital/JNL Growth Fund                                      .87%              .02%          0%            .89%
J.P. Morgan/JNL International & Emerging Markets Fund                1.07%              .03%          0%           1.10%
Janus/JNL Aggressive Growth Fund                                      .99%              .01%          0%           1.00%
Janus/JNL Global Equities Fund**                                     1.05%              .02%          0%           1.07%
Janus/JNL Growth & Income Fund                                       1.05%              .04%          0%           1.09%
Lazard/JNL Mid Cap Value Fund                                        1.07%              .05%          0%           1.12%
Lazard/JNL Small Cap Value Fund                                      1.15%              .03%          0%           1.18%
Oppenheimer/JNL Global Growth Fund                                   1.05%              .01%+         0%           1.06%
Oppenheimer/JNL Growth Fund                                          1.00%              .01%+         0%           1.01%
PIMCO/JNL Total Return Bond Fund                                      .80%              .01%+         0%            .81%
PPM America/JNL Money Market Fund                                     .69%                0%          0%            .69%
Putnam/JNL Equity Fund                                                .96%              .01%          0%            .97%
Putnam/JNL International Equity Fund                                 1.17%              .05%          0%           1.22%
Putnam/JNL Midcap Growth Fund                                        1.05%              .08%          0%           1.13%
Putnam/JNL Value Equity Fund                                          .96%              .02%          0%            .98%
S&P/JNL Conservative Growth Fund II***                                .20%                0%          0%            .20%
S&P/JNL Moderate Growth Fund II***                                    .20%                0%          0%            .20%
S&P/JNL Aggressive Growth Fund II***                                  .20%                0%          0%            .20%
S&P/JNL Very Aggressive Growth Fund II***                             .20%                0%          0%            .20%
S&P/JNL Equity Growth Fund II***                                      .20%                0%          0%            .20%
S&P/JNL Equity Aggressive Growth Fund II***                           .20%                0%          0%            .20%
Salomon Brothers/JNL Balanced Fund                                    .90%              .01%          0%            .91%
Salomon Brothers/JNL Global Bond Fund                                 .95%              .01%+         0%            .96%
Salomon Brothers/JNL High Yield Bond Fund                             .90%              .01%+         0%            .91%
T. Rowe Price/JNL Mid-Cap Growth Fund                                1.02%              .01%+         0%           1.03%
First Trust/JNL The DowSM Target 10 Fund                              .85%                0%          0%            .85%
------------------------------------------------------------------------------------------------------------------------------------


Certain Funds pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund III LLC by Jackson National Asset Management, LLC. The Oppenheimer/JNL Global Growth Fund pays an Administrative Fee of .15% and the S&P/JNL Funds pay an Administrative Fee of .05%. The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee.


+ The Adviser anticipates that the 12b-1 fee will be less than .01%.


* The Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote services and the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

** The Janus/JNL Global Equities Fund (the "Fund") was closed to new contract holders on September 1, 2000. The Fund is still available to contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Fund. The Fund is also available to both new and existing contract holders as an underlying fund of the S&P/JNL Conservative Growth Fund II, the S&P/JNL Moderate Growth Fund II, the S&P/JNL Aggressive Growth Fund II, the S&P/JNL Very Aggressive Growth Fund II, the S&P/JNL Equity Growth Fund II and the S&P/JNL Equity Aggressive Growth Fund II.

*** Underlying Fund Expenses. The expenses shown above are the annual operating expenses for the S&P/JNL Funds. Because the S&P/JNL Funds invest in other Funds of the JNL Series Trust, the S&P/JNL Funds will indirectly bear their pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each S&P/JNL Fund (including both the annual operating expenses for the S&P/JNL Fund and the annual operating expenses for the underlying Fund) could range from .89% to 1.42% (this range reflects an investment in the Fund with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the S&P/JNL Funds based on the pro rata share of expenses that the S&P/JNL Funds would bear if they invested in a hypothetical mix of underlying Fund. The adviser believes the expenses shown below to be a likely approximation of the expenses the S&P/JNL Funds will incur based on the actual mix of underlying Fund. The expenses shown below include both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds. The actual expenses of each S&P/JNL Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         S&P/JNL Conservative Growth Fund II........................  1.131%
         S&P/JNL Moderate Growth Fund II............................  1.156%
         S&P/JNL Aggressive Growth Fund II..........................  1.171%
         S&P/JNL Very Aggressive Growth Fund II.....................  1.197%
         S&P/JNL Equity Growth Fund II..............................  1.189%
         S&P/JNL Equity Aggressive Growth Fund II...................  1.196%


Examples. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets whether you surrender or maintain the contract as there is no withdrawal charge.


                                                                                         Time Periods

----------------------------------------------------------------------------- --------- --------- --------- ---------

                                                                                 1         3         5         10
                                                                                year     years    years     years

----------------------------------------------------------------------------- --------- --------- --------- ---------

AIM/JNL Large Cap Growth Division                                             $   27    $    82    $  140    $  296
AIM/JNL Small Cap Growth Division                                                 27         83       142       301
AIM/JNL Premier Equity II Division                                                26         80       137       291
Alliance Capital/JNL Growth Division                                              24         75       129       275
J.P. Morgan/JNL International & Emerging Markets Division                         27         81       139       295
Janus/JNL Aggressive Growth Division                                              26         78       134       286
Janus/JNL Global Equities Division*                                               26         81       138       292
Janus/JNL Growth & Income Division                                                26         81       139       294
Lazard/JNL Mid Cap Value Division                                                 27         82       140       297
Lazard/JNL Small Cap Value Division                                               27         84       143       303
Oppenheimer/JNL Global Growth Division                                            26         80       137       291
Oppenheimer/JNL Global Division                                                   26         79       135       287
PIMCO/JNL Total Return Bond Division                                              24         73       125       267
PPM America/JNL Money Market Division                                             22         69       118       254
Putnam/JNL Equity Division                                                        25         78       133       283
Putnam/JNL International Equity Division                                          28         85       145       307
Putnam/JNL Midcap Growth Division                                                 27         82       141       298
Putnam/JNL Value Equity Division                                                  25         78       133       284
S&P/JNL Conservative Growth Division II                                           17         54        93       203
S&P/JNL Moderate Growth Division II                                               17         54        93       203
S&P/JNL Aggressive Growth Division II                                             17         54        93       203
S&P/JNL Very Aggressive Growth Division II                                        17         54        93       203
S&P/JNL Equity Growth Division II                                                 17         54        93       203
S&P/JNL Equity Aggressive Growth Division II                                      17         54        93       203
Salomon Brothers/JNL Balanced Division                                            25         76       130       277
Salomon Brothers/JNL Global Bond Division                                         25         77       132       282
Salomon Brothers/JNL High Yield Bond Division                                     25         76       130       277
T. Rowe Price/JNL Mid-Cap Growth Division                                         26         79       136       289
First Trust/JNL The DowSM Target 10 Division                                      24         74       127       271

----------------------------------------------------------------------------- --------- --------- --------- ---------


Explanation of Fee Table and Examples. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Examples reflect the expenses of the separate account and the Funds. Premium taxes may also apply.


The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment divisions.

The Examples do not represent past or future expenses. The actual expenses that you incur may be greater or less than those shown.


Financial Statements. An accumulation unit value history is contained in Appendix A.

You can find the following financial statements in the SAI:


o the financial statements of the Separate Account for the year ended December 31, 2001

o the financial statements of Jackson National for the year ended December 31, 2001

The Separate Account's financial statements for the period ended December 31, 2001, and the financial statements of Jackson National for the year ended December 31, 2001, have been audited by KPMG LLP, independent accountants.


                              THE ANNUITY CONTRACT
The fixed and variable annuity contract offered by Jackson National is a contract between you, the owner, and Jackson National, an insurance company. The contract provides a means for allocating on a tax-deferred basis in guaranteed fixed accounts and investment divisions. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.


The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the contract.


The contract offers guaranteed fixed accounts. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

The contract also offers investment divisions. The investment divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. However, this is not guaranteed. It is possible for you to lose your money. If you put money in the investment divisions, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment divisions you choose for the income phase.

As the owner, you can exercise all the rights under the contract. You and your spouse can be joint owners. You can assign the contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

The contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout the prospectus to "contract(s)" shall also mean "certificate(s)."


                                   THE COMPANY
Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.

The contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout the prospectus to "contract(s)" shall also mean "certificate(s)."

                          THE GUARANTEED FIXED ACCOUNTS

If you select a guaranteed fixed account, your money will be placed with Jackson National's other assets. The guaranteed fixed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed fixed accounts. Your contract contains a more complete description of the guaranteed fixed accounts.

                              THE SEPARATE ACCOUNT

The Jackson National Separate Account III was established by Jackson National on October 23, 1997, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National and the obligations under the contracts are obligations of Jackson National. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National may issue.

The separate account is divided into investment divisions. Jackson National does not guarantee the investment performance of the separate account or the investment divisions.

                              INVESTMENT DIVISIONS

You can put money in any or all of the investment divisions; however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts during the life of your contract. The investment divisions purchase shares of the following funds:

JNL Series Trust
       AIM/JNL Large Cap Growth Fund
       AIM/JNL Small Cap Growth Fund
       AIM/JNL Premier Equity II Fund
       Alliance Capital/JNL Growth Fund
       J.P. Morgan/JNL International & Emerging Markets Fund
       Janus/JNL Aggressive Growth Fund
       Janus/JNL Growth & Income Fund
       Lazard/JNL Small Cap Value Fund
       Lazard/JNL Mid Cap Value Fund
       Oppenheimer/JNL Global Growth Fund
       Oppenheimer/JNL Growth Fund
       PIMCO/JNL Total Return Bond Fund
       PPM America/JNL Money Market Fund
       Putnam/JNL Equity Fund
       Putnam/JNL International Equity Fund
       Putnam/JNL Midcap Growth Fund
       Putnam/JNL Value Equity Fund
       S&P/JNL Conservative Growth Fund II
       S&P/JNL Moderate Growth Fund II
       S&P/JNL Aggressive Growth Fund II
       S&P/JNL Very Aggressive Growth Fund II
       S&P/JNL Equity Growth Fund II
       S&P/JNL Equity Aggressive Growth Fund II
       Salomon Brothers/JNL Balanced Fund
       Salomon Brothers/JNL Global Bond Fund
       Salomon Brothers/JNL High Yield Bond Fund
       T. Rowe Price/JNL Mid-Cap Growth Fund


JNL Variable Fund III LLC

       First Trust/JNL The DowSM Target 10 Fund

The Funds are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund III LLC. Jackson National Asset Management, LLC serves as investment adviser for all of the Funds. The sub-adviser for each fund is listed in the following table:


         --------------------------------- -----------------------------------------------------------------

                   Sub-Adviser                                           Fund

         --------------------------------- -----------------------------------------------------------------
         --------------------------------- -----------------------------------------------------------------

         AIM Capital Management, Inc.      AIM/JNL Large Cap Growth Fund
                                           AIM/JNL Small Cap Growth Fund
                                           AIM/JNL Premier Equity II Fund

         --------------------------------- -----------------------------------------------------------------
         --------------------------------- -----------------------------------------------------------------

         Alliance Capital Management L.P.  Alliance Capital/JNL Growth Fund


         --------------------------------- -----------------------------------------------------------------
         --------------------------------- -----------------------------------------------------------------

         J.P. Morgan Investment            J.P. Morgan/JNL International & Emerging Markets Fund
         Management Inc.

         --------------------------------- -----------------------------------------------------------------
         --------------------------------- -----------------------------------------------------------------

         Janus Capital Corporation         Janus/JNL Aggressive Growth Fund
                                           Janus/JNL Global Equities Fund*
                                           Janus/JNL Growth & Income Fund

         --------------------------------- -----------------------------------------------------------------
         --------------------------------- -----------------------------------------------------------------

         Lazard Asset Management           Lazard/JNL Small Cap Value Fund
                                           Lazard/JNL Mid Cap Value Fund

         --------------------------------- -----------------------------------------------------------------
         --------------------------------- -----------------------------------------------------------------

         OppenheimerFunds, Inc             Oppenheimer/JNL Global Growth Fund
                                           Oppenheimer/JNL Growth Fund

         --------------------------------- -----------------------------------------------------------------
         --------------------------------- -----------------------------------------------------------------

         Pacific Investment Management     PIMCO/JNL Total Return Bond Fund
         Company

         --------------------------------- -----------------------------------------------------------------
         --------------------------------- -----------------------------------------------------------------

         PPM America, Inc.                 PPM America/JNL Money Market Fund

         --------------------------------- -----------------------------------------------------------------
         --------------------------------- -----------------------------------------------------------------

         Putnam Investment Management,     Putnam/JNL Equity Fund
         Inc.                              Putnam/JNL International Equity Fund
                                           Putnam/JNL Midcap Growth Fund
                                           Putnam/JNL Value Equity Fund

         --------------------------------- -----------------------------------------------------------------
         --------------------------------- -----------------------------------------------------------------

         Standard & Poor's Investment      S&P/JNL Conservative Growth Fund II
         Advisory Services, Inc.           S&P/JNL Moderate Growth Fund II
                                           S&P/JNL Aggressive Growth Fund II
                                           S&P/JNL Very Aggressive Growth Fund II
                                           S&P/JNL Equity Growth Fund II
                                           S&P/JNL Equity Aggressive Growth Fund II

         --------------------------------- -----------------------------------------------------------------
         --------------------------------- -----------------------------------------------------------------

         Salomon Brothers Asset            Salomon Brothers/JNL Balanced Fund
         Management Inc                    Salomon Brothers/JNL Global Bond Fund
                                           Salomon Brothers/JNL High Yield Bond Fund

         --------------------------------- -----------------------------------------------------------------
         --------------------------------- -----------------------------------------------------------------

         T. Rowe Price Associates, Inc.    T. Rowe Price/JNL Mid-Cap Growth Fund

         --------------------------------- -----------------------------------------------------------------
         --------------------------------- -----------------------------------------------------------------

         First Trust Advisors L.P.         First Trust/JNL The Dow SM Target 10 Fund

         --------------------------------- -----------------------------------------------------------------


The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the result of such mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Funds described are available only through variable annuity contracts issued by JNL. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Depending on market conditions, you can make or lose money in any of the investment divisions that invest in the Fund. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund III LLC carefully before investing. Additional Funds and investment divisions may be available in the future.

Voting Rights. To the extent required by law, Jackson National will obtain from you and other owners of the contracts instructions as to how to vote when a Fund solicits proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

Substitution. Jackson National may be required or determine in its sole discretion to substitute a different mutual fund for the one in which the investment division is currently invested. We will not do this without any required approval of the SEC. Jackson National will give you notice of such transactions.


                                CONTRACT CHARGES
There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

Insurance Charges. Each day Jackson National makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.50% of the daily value of the contracts invested in an investment division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts.

This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National. The mortality risks that Jackson National assumes arise from our obligations under the contracts:

o to make income payments for the life of the annuitant during the income phase; and

o to provide both a standard and enhanced death benefits prior to the income date.

The expense risk that Jackson National assumes is the risk that our actual cost of administering the contracts and the investment divisions will exceed the amount that we receive from the administration charge and the contract maintenance charge.

Contract Maintenance Charge. During the accumulation phase, Jackson National deducts a $50 annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.


Jackson National will not deduct this charge if, when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National may discontinue this practice at any time.


Transfer Fee. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.


Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and
o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).



Other Expenses. Jackson National pays the operating expenses of the Separate Account.


There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund III LLC.

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund III LLC by Jackson National Asset Management, LLC. The Oppenheimer/JNL Global Growth Fund pays an Administrative Fee of .15% and the S&P/JNL Funds pay an Administrative Fee of .05%. The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee.


Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

Income Taxes. Jackson National reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the investment division. No federal income taxes are applicable under present law, and we are not making any such deduction.

Distribution of Contracts. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National.


Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National may, under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges. Jackson National is affiliated with the following broker-dealers: National Planning Corporation, SII Investments, Inc., IFC Holdings, Inc. D/B/A Invest Financial Corporation and Investment Centers of America, Inc.


                                    PURCHASES
Minimum Initial Premium:
o $25,000 under most circumstances

o The maximum we accept without our prior approval is $1 million.

Minimum Additional Premiums:
o $5,000 for a non-qualified plan contract

o $2,000 for a qualified plan contract

o $50 under the automatic payment plan

You can pay additional premiums at any time during the accumulation phase.

The minimum that you may allocate to a guaranteed fixed account or investment division is $100. There is a $100 minimum balance requirement for each guaranteed fixed account and investment division.

Allocations of Premium. When you purchase a contract, Jackson National will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen variable options available under the contract; however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts during the life of your contract.

Jackson National will issue your contract and allocate your first premium within 2 business days after we receive your first premium and all information required by us for purchase of a contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


Capital Protection Program. Jackson National offers a Capital Protection program that a policy owner may request. Under this program, Jackson National will allocate part of the premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1 or 3 years, the total premium paid. The rest of the premium will be allocated to the investment divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.


Accumulation Units. The contract value allocated to the investment divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your contract, Jackson National uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the investment divisions. This is done by:

     1. determining the total amount of assets held in the particular investment division;

     2. subtracting any insurance charges and any other charges, such as taxes;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any investment division by the value of the accumulation unit for that investment division.

                                    TRANSFERS

You can transfer money among the Allocation Options during the accumulation phase, subject to certain terms and conditions. During the income phase, you can transfer money between investment divisions.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed fixed account or investment division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer.


Restrictions on Transfers. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers may be modified if we determine that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that we consider to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

o  requiring a minimum time period between each transfer;

o limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or

o  limiting the dollar amount that you may transfer at any one time.



                       TELEPHONE AND INTERNET TRANSACTIONS

The Basics
You can request certain transactions by telephone or at www.jnl.com, our Internet Web site. Our Customer Service representatives are available during business hours to provide You with information about Your account. We require that You provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change Your PIN at www.jnl.com.

What You Can Do and How
You may make transfers by telephone or through the Internet unless You elect not to have this privilege. Any authorization given via an application, the JNL(R) Website, or through other means to JNL shall be deemed authorization by You for JNL to accept transaction instructions, including fund transfers/allocations, by You and Your financial representative unless we are notified by You to the contrary. To notify JNL, please call us at the Service Center number referenced in your contract or on your quarterly statement.

What You Can Do and When
When authorizing a transfer, You must complete Your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.

Transfer instructions You send electronically are considered to be received by Jackson National(R) at the time and date stated on the electronic acknowledgement Jackson National returns to You. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson National will retain permanent records of all Web-based transactions by confirmation number. If You do not receive an electronic acknowledgement, You should telephone the Service Center immediately.

How to Cancel a Transaction
Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.

Our Procedures
Jackson National has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by You. However, if Jackson National fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

Jackson National does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson National also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than You and/or this telephonic and electronic transaction privilege at any time.


                              ACCESS TO YOUR MONEY
You can have access to the money in your contract:

o  by making either a partial or complete withdrawal, or

o  by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1.  the value of the contract on the day you made the withdrawal;

     2.  less any premium tax; and

     3.  less any contract maintenance charge.

Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse contract holder monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or investment division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed fixed account or investment division.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limitations on withdrawals from qualified plans.  See "Taxes."

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to discontinue offering this program in the future.

Suspension of Withdrawals or Transfers. Jackson National may be required to suspend or delay withdrawals or transfers from an investment division when:

a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

b)   trading on the New York Stock Exchange is restricted;

c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or

d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)
The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us notice 7 days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the investment divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.

Income Payments from Investment Divisions. If you choose to have any portion of your income payments come from the investment division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your contract in the investment division(s) on the income date;

     2. the 4.5% assumed investment rate used in the annuity table for the contract; and

     3.   the performance of the investment divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the investment divisions. We then use that amount to determine the number of annuity units that you hold in each investment division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment division by the annuity unit value for that investment division.


The number of annuity units that you hold in each investment division does not change unless you reallocate your contract value among the investment divisions. The annuity unit value of each investment division will vary based on the investment performance of the Fund. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.


Income  Options.  The annuitant is the person whose life we look to when we make
income  payments.   (Each  description  assumes  that  you  are  the  owner  and annuitant.) The following income options may not be available in all states.

         Option 1 - Life Income. This income option provides monthly payments for your life.

         Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.


         Option 3 - Life Annuity With 120 or 240 Monthly fixed periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.


         Additional Options - Other income options may be made available by Jackson National.

                                  DEATH BENEFIT
The death benefit is calculated as of the date we receive complete claim forms and proof of death from the beneficiary of record.

Death of Owner Before the Income Date. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.

The death benefit is the greater of:

       1.  the current value of your contract, or

       2.  the guaranteed minimum death benefit.

Guaranteed Minimum Death Benefit.

o Prior to the first anniversary of the contract issue date, the guaranteed minimum death benefit is equal to total premiums minus the sum of total withdrawals, charges and premium taxes incurred in the first contract year.

o On each anniversary of the contract issue date prior to the date of death, the guaranteed minimum death benefit is calculated based on your attained age. It is calculated as follows:

           Ages 0 - 70.  The greater of:

              a. the guaranteed minimum death benefit on the last contract anniversary

                  i. adjusted for any premiums paid since the last contract anniversary

                  ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last contract anniversary accumulated at 2%

              b.  the current value of the contract

           Ages 71 - 80.  The greater of:

              a.  the guaranteed minimum death benefit on the last contract anniversary

                  i.  adjusted for any premiums paid since the last contract anniversary

                  ii.  minus the sum of total withdrawals, charges and premium taxes incurred since the last contract anniversary

              b.  the current value of the contract

           Ages 81 and older.

              a.  the guaranteed minimum death benefit on the last contract anniversary

                  i.  adjusted for any premiums paid since the last contract anniversary

                  ii.  minus the sum of total withdrawals, charges and premium taxes incurred since the last contract anniversary

o After the first anniversary of the contract issue date, at any time between anniversaries, the guaranteed minimum death benefit is equal to:

              a.  the guaranteed minimum death benefit on the last contract anniversary prior to the date of death

                  i.  adjusted for any premiums paid since the last contract anniversary

                  ii.  minus the sum of total withdrawals, charges and premium taxes incurred since the last contract anniversary


From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an investment division will be subject to investment risk. This investment risk is borne by the Beneficiary(ies).

The death benefit can be paid under one of the following death benefit options:

o             single lump sum payment; or

o payment of entire death benefit within 5 years of the date of death; or

o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.



Special Spousal Continuation Option. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.


If you have elected the Preselected Death Benefit Option Election, the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.



Death of Owner On or After the Income Date. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

Death of Annuitant. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.


Tax-Qualified and Non-Qualified Contracts. If you purchase the contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) contract), or pension and profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your contract will be what is referred to as a qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the contract prior to purchasing a tax-qualified contract.


If you do not purchase the contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person). Also loans based on a non-qualified contract are treated as distributions.

Non-Qualified Contracts - Withdrawals and Income Payments. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the contract. A part of each income payment under a nonqualified contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the contract are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

Tax-Qualified Contracts - Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. These limits and the tax computation rules are summarized in the SAI.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuities, known as Roth IRA annuities. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity contract, (ii) the contract owner had no liability for the fees and
(iii) the fees were paid solely from the annuity contract to the adviser.


Death Benefits. None of the death benefits paid under the contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.


Assignment.  An  assignment  of a contract  will  generally be a taxable  event.
Assignments of a tax-qualified contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a contract.

Diversification. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

Owner Control. In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service (IRS) held that where a contract holder had certain forms of actual or potential control over the investments held under a variable annuity contract, the contract owner had to be treated as the owner of those assets and thus would be taxable on the income and gains produced by those assets. A holder of a contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified contracts that hold mutual fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


                                OTHER INFORMATION


Dollar Cost Averaging. You can arrange to automatically have a regular amount of money periodically transferred into the investment divisions from the guaranteed fixed accounts or any of the other investment divisions. This theoretically gives you a lower average cost per unit for the investment divisions over time than you would receive if you made a one time purchase. The more volatile investment divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.


Earnings Sweep. You can choose to move your earnings from the source accounts (only applicable from the 1-year Fixed Account Option and the Money Market sub-account).


Rebalancing. You can arrange to have Jackson National automatically reallocate money between investment divisions periodically to keep the blend you select.

Jackson National does not currently charge for participation in this program. We may do so in the future.

Free Look. You may return your contract to the selling agent or Jackson National within twenty days after receiving it. Jackson National will return the contract value in the investment division plus any fees and expenses deducted from the premiums allocated to the investment divisions plus the full amount of premiums you allocated to the guaranteed fixed accounts. We will determine the contract value in the investment divisions as of the date you mail the contract to us or the date you return it to the selling agent. Jackson National will return premium payments were required by law.

Advertising. From time to time, Jackson National may advertise several types of performance for the investment divisions.

o Total return is the overall change in the value of an investment in an investment division over a given period of time.

o Standardized average annual total return is calculated in accordance with SEC guidelines.


o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the investment division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the investment division.


o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge. The deduction of the contract maintenance would reduce the percentage increase or make greater any percentage decrease.


Market Timing and Asset Allocation Services. Market timing and asset allocation services must comply with Jackson National's administrative systems, rules and procedures. Prior to utilizing the market timing and asset allocation services, a market timing agreement which sets forth our rules and procedures must be signed. Because excessive trades in a Fund can hurt the Fund performance and harm contract holders, Jackson National reserves the right to refuse any transfer requests from a market timing and asset allocation service or other non-contract holder that it believes will disadvantage the Fund or the contract holders.

Market timing or asset allocation services may conflict with transactions under Jackson National's dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs"). Accordingly, when Jackson National receives notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, Jackson National will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

Modification of the Contract. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.


Legal Proceedings. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL seeks to certify various classes of policyholders who purchased life insurance or annuity products from JNL during some period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and has obtained favorable rulings in prior similar cases. However, at this time, it is not feasible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

Collection of Nonpublic Personal Information
We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

o Information we receive from you on applications or other forms;
o Information about your transactions with us;
o Information we receive from a consumer reporting agency;
o Information we obtain from others in the process of verifying information you provide us; and
o Individually identifiable health information, such as your medical history when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information
We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law. To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

Security to Protect the Confidentiality of Nonpublic Personal Information

We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.


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


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Questions.  If you have questions about your contract, you may call or write to us at:


o        Jackson National Life Annuity Service Center:  (800) 766-4683, P.O. Box 378002, Denver, Colorado 80237-8002

o        Institutional Marketing Group Service Center:  (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692

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


                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ................................................................................. 2

Services ........................................................................................................ 2

Purchase of Securities Being Offered ............................................................................ 2

Underwriters .................................................................................................... 2

Calculation of Performance ...................................................................................... 3


Additional Tax Information ...................................................................................... 8


Net Investment Factor ...........................................................................................19

Financial Statements ............................................................................................20





                                   APPENDIX A
                         Condensed Financial Information

ACCUMULATION UNIT VALUES

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                 DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                                                         2001          2000          1999       1998 (a)
                                                                         ----          ----          ----       --------
AIM/JNL Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                 $10.00        N/A(f)        N/A(f)       N/A(f)
    End of period                                                       $10.41        N/A(f)        N/A(f)       N/A(f)
  Accumulation units outstanding
  at the end of period                                                   7,657        N/A(f)        N/A(f)       N/A(f)

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                 $10.00        N/A(f)        N/A(f)       N/A(f)
    End of period                                                       $10.68        N/A(f)        N/A(f)       N/A(f)
  Accumulation units outstanding
  at the end of period                                                    472         N/A(f)        N/A(f)       N/A(f)

AIM/JNL Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                 $10.00        N/A(f)        N/A(f)       N/A(f)
    End of period                                                       $11.21        N/A(f)        N/A(f)       N/A(f)
  Accumulation units outstanding
  at the end of period                                                    1,405       N/A(f)        N/A(f)       N/A(f)

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                 $12.62        $15.55        $12.31       $10.00
    End of period                                                       $10.62        $12.62        $15.55       $12.31
  Accumulation units outstanding
  at the end of period                                                  890,440       995,023      615,807       80,806

J.P. Morgan/JNL International & Emerging Markets Division
  Accumulation unit value:
    Beginning of period                                                 $10.21        $12.24        $ 9.01        $10.00
    End of period                                                        $8.00        $10.21        $12.24        $ 9.01
  Accumulation units outstanding
  at the end of period                                                  128,326       148,551       78,494        6,345

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                 $19.44        $24.96        $13.03       $10.00
    End of period                                                       $13.37        $19.44        $24.96       $13.03
  Accumulation units outstanding
  at the end of period                                                 1,102,790     1,363,778      958,597      147,588

Janus/JNL Global Equities Division
  Accumulation unit value:
    Beginning of period                                                 $13.58        $16.87        $10.40       $10.00
    End of period                                                       $10.23        $13.58        $16.87       $10.40
  Accumulation units outstanding
  at the end of period                                                 1,428,717     1,429,517    1,186,162      157,121


ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS                                                 DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                                                         2001          2000          1999       1998 (a)
                                                                         ----          ----          ----       --------

Janus/JNL Growth & Income Division (b)
Accumulation unit value:
    Beginning of period                                                 $ 8.04        $ 8.93       $ 8.63        $10.00
    End of period                                                       $ 6.85        $ 8.04       $ 8.93        $ 8.63
  Accumulation units outstanding
  at the end of period                                                 1,076,144     1,015,146     531,964       171,838

Lazard/JNL Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                 $11.20        $ 9.07       $ 8.78        $10.00
    End of period                                                       $12.49        $11.20       $ 9.07        $ 8.78
  Accumulation units outstanding
  at the end of period                                                  446,452       366,780      171,410       52,028

Lazard/JNL Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                 $ 9.60        $ 8.36       $ 8.32        $10.00
    End of period                                                       $11.09        $ 9.60       $ 8.36        $ 8.32
  Accumulation units outstanding
  at the end of period                                                  408,093       349,115      181,352       39,767

Oppenheimer/JNL Global Growth Division
  Accumulation unit value:
    Beginning of period                                                 $10.00        N/A(g)        N/A(g)       N/A(g)
    End of period                                                       $ 9.55        N/A(g)        N/A(g)       N/A(g)
  Accumulation units outstanding
  at the end of period                                                  110,367       N/A(g)        N/A(g)       N/A(g)

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                 $10.00        N/A(g)        N/A(g)       N/A(g)
    End of period                                                       $ 9.22        N/A(g)        N/A(g)       N/A(g)
  Accumulation units outstanding
  at the end of period                                                  28,414        N/A(g)        N/A(g)       N/A(g)

PIMCO/JNL Total Return Bond Division
Accumulation unit value:
    Beginning of period                                                 $11.35        $10.32        $10.50       $10.00
    End of period                                                       $12.26        $11.35        $10.32       $10.50
  Accumulation units outstanding
  at the end of period                                                 1,061,846      677,074      506,433       235,487

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                 $11.01        $10.56        $10.24       $10.00
    End of period                                                       $11.21        $11.01        $10.56       $10.24
  Accumulation units outstanding
  at the end of period                                                 3,489,306     3,872,725    2,478,280      206,487

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                 $11.80        $14.57        $11.43       $10.00
    End of period                                                       $ 8.71        $11.80        $14.57       $11.43
  Accumulation units outstanding
  at the end of the period                                             1,077,850     1,280,526     885,116       205,520

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS                                                 DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                                                         2001          2000          1999       1998 (a)
                                                                         ----          ----          ----       --------

Putnam/JNL International Equity Division (d)
  Accumulation unit value:
    Beginning of period                                                 $10.93        $12.90        $ 9.91       $10.00
    End of period                                                       $ 8.58        $10.93        $12.90       $ 9.91
  Accumulation units outstanding
  at the end of the period                                              526,524       368,459      209,556       61,410

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                 $10.93        $10.00        N/A(c)       N/A(c)
    End of period                                                       $ 7.86        $10.93        N/A(c)       N/A(c)
  Accumulation units outstanding
  at the end of the period                                              222,689       172,864       N/A(c)       N/A(c)

Putnam/JNL Value Equity Division
  Accumulation unit value:
    Beginning of period                                                 $10.29        $ 9.76        $10.02       $10.00
    End of period                                                       $ 9.49        $10.29        $ 9.76       $10.02
  Accumulation units outstanding
  at the end of the period                                             1,060,109      959,018      773,947       218,997

S&P/JNL Conservative Growth Division II
  Accumulation unit value:
    Beginning of period                                                 $10.02        $10.80        $ 9.44       $10.00
    End of period                                                       $ 9.18        $10.02        $10.80       $ 9.44
  Accumulation units outstanding
  at the end of period                                                 1,329,841      970,385      602,879       180,307

S&P/JNL Moderate Growth Division II
  Accumulation unit value:
    Beginning of period                                                 $11.26        $12.23        $10.11       $10.00
    End of period                                                       $10.04        $11.26        $12.23       $10.11
  Accumulation units outstanding
  at the end of period                                                 1,776,212     1,588,367     854,501       282,366

S&P/JNL Aggressive Growth Division II
  Accumulation unit value:
    Beginning of period                                                 $11.29        $12.60        $ 9.94       $10.00
    End of period                                                       $ 9.71        $11.29        $12.60       $ 9.94
  Accumulation units outstanding
  at the end of period                                                  615,727       554,148      268,049       26,852

S&P/JNL Very Aggressive Growth Division II
  Accumulation unit value:
    Beginning of period                                                 $12.87        $14.99        $10.68       $10.00
    End of period                                                       $11.16        $12.87        $14.99       $10.68
  Accumulation units outstanding
  at the end of period                                                  283,250       341,631      208,299       14,476

S&P/JNL Equity Growth Division II
  Accumulation unit value:
    Beginning of period                                                 $11.78        $13.34        $ 9.93       $10.00
    End of period                                                       $ 9.93        $11.78        $13.34       $ 9.93
  Accumulation units outstanding
  at the end of period                                                  946,070       954,582      354,886       60,447

ACCUMULATION UNIT VALUES (CONTINUED)

INVESTMENT DIVISIONS                                                 DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                                                         2001          2000          1999       1998 (a)
                                                                         ----          ----          ----       --------

S&P/JNL Equity Aggressive Growth Division II
  Accumulation unit value:
    Beginning of period                                                 $12.33        $14.10        $10.25       $10.00
    End of period                                                       $10.59        $12.33        $14.10       $10.25
  Accumulation units outstanding
  at the end of period                                                  267,003       281,652       67,079       21,850

Salomon Brothers/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                 $10.65        $ 9.99        $10.14       $10.00
    End of period                                                       $10.44        $10.65        $ 9.99       $10.14
  Accumulation units outstanding
  at the end of the period                                              526,216       422,854      377,698       132,312

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                                 $10.46        $ 9.91        $ 9.87       $10.00
    End of period                                                       $11.01        $10.46        $ 9.91       $ 9.87
  Accumulation units outstanding
  at the end of the period                                              189,768       225,791      142,600       94,907

Salomon Brothers/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                 $ 9.02        $ 9.61       $ 9.93        $10.00
    End of period                                                       $ 9.36        $ 9.02       $ 9.61        $ 9.93
  Accumulation units outstanding
  at the end of period                                                  526,109       530,062      486,613       210,063

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                 $13.30        $12.60        $10.31       $10.00
    End of period                                                       $12.90        $13.30        $12.60       $10.31
  Accumulation units outstanding
  at the end of period                                                  690,219       787,379      415,659       129,491

First Trust/JNL The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period                                                 $ 9.16        $ 8.88        $10.00       N/A(e)
    End of period                                                       $ 8.73        $ 9.16        $ 8.88       N/A(e)
  Accumulation units outstanding
  at the end of period                                                  205,498       154,301       42,257       N/A(e)

(a) The Separate Account commenced operations on April 13, 1998.
(b) Prior to May 1, 2000, the Janus/JNL Growth & Income Division was the Goldman Sachs/JNL Growth & Income Division and the
management fee was 1.025%.
(c) The Putnam/JNL Midcap Growth Division commenced operations on May 1, 2000.
(d) Prior to May 1, 2000, the Putnam/JNL International Equity Division was the T. Rowe Price/JNL International Equity Investment
Division and the management fee was 1.08%.
(e) The First Trust/JNL The DowSM Target 10 Division commenced operations on August 16, 1999.
(f) Each of the AIM/JNL Large Cap Growth Division, AIM/JNL Premier Equity II Division and AIM/JNL Small Cap Growth Division
commenced operations on October 29, 2001.
(g) Each of the Oppenheimer/JNL Global Growth Division and Oppenheimer/JNL Growth Division commenced operations on May 1, 2001.


                                   APPENDIX B
Dow Jones does not:


o Sponsor, endorse, sell or promote the First Trust/JNL The Dow Target 10 Fund.

o Recommend that any person invest in the First Trust/JNL The Dow Target 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the First Trust/JNL The Dow Target 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the First Trust/JNL The Dow Target 10 Fund.

o Consider the needs of the First Trust/JNL The Dow Target 10 Fund or the owners of the First Trust/JNL The Dow Target 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.




--------------------------------------------------------------------------------


Dow Jones will not have any liability in connection with the First Trust/JNL The Dow Target 10 Fund.

Specifically,

o Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:


o The results to be obtained by the First Trust/JNL The Dow Target 10 Fund, the owners of the First Trust/JNL The Dow Target 10 Fund or any other person in connection with the use of the DJIA and the data included in the DJIA;


o        The accuracy or completeness of the DJIA and its data;


o The merchantability and the fitness for a particular purpose or use of the DJIA and its data.

Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data.


Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.


The licensing agreement between First Trust Advisors L.P. (sub-adviser to the JNL Variable Fund III LLC) and Dow Jones is solely for their benefit and not for the benefit of the owners of the First Trust/JNL The Dow Target 10 Fund or any other third parties.

--------------------------------------------------------------------------------

--------
1 See "Contract Charges"


2 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.


* The Janus/JNL Global Equities Fund (the "Fund") is closed to new contract holders since September 1, 2000. The Fund is still available to existing contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Fund. The Fund is also available to both new and existing contract holders as an underlying fund of the S&P/JNL Conservative Growth Fund II, the S&P/JNL Moderate Growth Fund II, the S&P/JNL Aggressive Growth Fund II, the S&P/JNL Very Aggressive Growth Fund II, the S&P/JNL Equity Growth Fund II and the S&P/JNL Equity Aggressive Growth Fund II.

                       STATEMENT OF ADDITIONAL INFORMATION



                                   May 1, 2002




                          INDIVIDUAL AND GROUP DEFERRED
                      FIXED AND VARIABLE ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT III
                   OF JACKSON NATIONAL LIFE INSURANCE COMPANY




This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2002. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P. O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-766-4683. Not all investment divisions described in this SAI may be available for investment.






                                TABLE OF CONTENTS
                                                                                                               Page

General Information and History...................................................................................2
Services..........................................................................................................2
Purchase of Securities Being Offered..............................................................................2
Underwriters......................................................................................................2
Calculation of Performance........................................................................................3
Additional Tax Information........................................................................................8
Net Investment Factor ...........................................................................................19
Financial Statements ............................................................................................20





GENERAL INFORMATION AND HISTORY

Jackson National Separate Account III (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson
National). Jackson National is a wholly-owned subsidiary of Brooke Life
Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

SERVICES


Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as independent accountants for the Separate Account.

Jorden Burt LLP provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The contracts are offered continuously and are distributed by Jackson National
Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa
Monica, California 90401. JNLD is a subsidiary of Jackson National. No underwriting commissions are paid by Jackson National to JNLD.





CALCULATION OF PERFORMANCE


When Jackson National advertises performance for an investment division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an investment division will be shown for periods beginning on the date the investment division first invested in the corresponding fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.


Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.


The standardized average annual total returns for each investment portfolio
(except the PPM America/JNL Money Market Division) for the period ended December
31, 2001, are as follows (more recent returns may be more or less than the stated returns due to market volatility):



                                                                                           Date of Initial
                                                                                            Investment in
                                                                                            Corresponding
                                                                                             Division to
                                                                          One Year          December 31,

                                                                           Period                2001
                                                                       --------------       ---------
AIM/JNL Large Cap Growth Division(9)                                            N/A             9.41%
AIM/JNL Small Cap Growth Division(9)                                            N/A            15.69%
AIM/JNL Premier Equity II Division(9)                                           N/A            10.21%
Alliance Capital/JNL Growth Division(1)                                     -16.24%             1.56%
J.P. Morgan/JNL International & Emerging Markets Division(2)                -21.68%            -5.83%
Janus/JNL Aggressive Growth Division(2)                                     -31.85%             7.98%
Janus/JNL Global Equities Division(2)                                       -24.70%             0.60%
Janus/JNL Growth & Income Division(2)                                       -15.07%            -9.75%
Lazard/JNL Mid Cap Value Division(1)                                         11.35%             6.19%
Lazard/JNL Small Cap Value Division(1)                                       15.39%             2.82%
Oppenheimer/JNL Global Growth Division(8)                                       N/A            -4.48%
Oppenheimer/JNL Growth Division(8)                                              N/A            -7.82%
PIMCO/JNL Total Return Bond Division(3)                                       7.72%             5.59%
Putnam/JNL Equity Division(1)                                               -26.58%            -3.81%
Putnam/JNL International Equity Division(1)                                 -21.66%            -4.13%
Putnam/JNL MidCap Growth Division(4)                                        -28.14%           -14.00%
Putnam/JNL Value Equity Division(1)                                          -8.09%            -1.51%
S&P/JNL Conservative Growth Division II(5)                                   -8.54%            -2.31%
S&P/JNL Moderate Growth Division II(5)                                      -11.05%             0.04%
S&P/JNL Aggressive Growth Division II(5)                                    -14.16%            -0.83%
S&P/JNL Very Aggressive Growth Division II(5)                               -13.36%             2.97%
S&P/JNL Equity Growth Division II(5)                                        -15.79%            -0.21%
S&P/JNL Equity Aggressive Growth Division II(5)                             -14.21%             1.53%
Salomon Brothers/JNL Balanced Division(3)                                    -2.19%             1.12%
Salomon Brothers/JNL Global Bond Division(3)                                  5.12%             2.61%
Salomon Brothers/JNL High Yield Bond Division(3)                              3.56%            -1.82%
T. Rowe Price/JNL Mid-Cap Growth Division(6)                                 -3.30%             7.03%
First Trust/JNL The DowSM Target 10 Division(7)                              -4.73%            -5.57%

1 Commenced operations on April 30, 1998.
2 Commenced operations on April 14, 1998.
3 Commenced operations on April 22, 1998.
4 Commenced operations on May 26, 2000.
5 Commenced operations on April 13, 1998.
6 Commenced operations on April 16, 1998.
7 Commenced operations on August 16, 1999.
8 Commenced operations on May 1, 2001.
9 Commenced operations on October 29, 2001.


Jackson National may also advertise non-standardized total return.
Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.
Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical contract.

The non-standardized total returns that each investment division (except the PPM
America/JNL Money Market Division) would have achieved if it had been invested in the corresponding fund for the periods indicated, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the contract maintenance charge, are as follows (more recent returns may be more or less than the stated returns due to market volatility):



                                                                                                                 Date of Initial
                                                                                                                   Offering of

                                                                     One Year Period       Five Year Period    Corresponding Fund
                                                                          Ended                 Ended                  to
                                                                       December 31,          December 31,         December 31,
                                                                           2001                  2001                 2001
                                                                      -------------         --------------       ---------
AIM/JNL Large Cap Growth Division(8)                                          N/A                   N/A                 9.42%
AIM/JNL Small Cap Growth Division(8)                                          N/A                   N/A                15.70%
AIM/JNL Premier Equity II Division(8)                                         N/A                   N/A                10.21%
Alliance Capital/JNL Growth Division(2)                                   -15.85%                   N/A                 3.28%
J.P. Morgan/JNL International & Emerging Markets Division(2)              -21.60%                   N/A                -3.65%
Janus/JNL Aggressive Growth Division(1)                                   -31.26%                12.06%                15.12%
Janus/JNL Global Equities Division(1)                                     -24.65%                 7.59%                14.02%
Janus/JNL Growth & Income Division(6)                                     -14.81%                   N/A                -9.66%
Lazard/JNL Mid Cap Value Division(2)                                       11.54%                   N/A                 7.01%
Lazard/JNL Small Cap Value Division(2)                                     15.59%                   N/A                 3.63%
Oppenheimer/JNL Global Growth Division(9)                                     N/A                   N/A                -8.26%
Oppenheimer/JNL Growth Division(9)                                            N/A                   N/A                -6.76%
PIMCO/JNL Total Return Bond Division(2)                                     7.99%                   N/A                 5.28%
Putnam/JNL Equity Division(7)                                             -26.13%                   N/A                -3.68%
Putnam/JNL International Equity Division(7)                               -21.48%                   N/A                -4.07%
Putnam/JNL MidCap Growth Division(5)                                      -28.06%                   N/A               -18.86%
Putnam/JNL Value Equity Division(7)                                        -7.72%                   N/A                -1.40%
S&P/JNL Conservative Growth Division II(3)                                 -8.39%                   N/A                -2.26%
S&P/JNL Moderate Growth Division II(3)                                    -10.83%                   N/A                 0.10%
S&P/JNL Aggressive Growth Division II(3)                                  -14.06%                   N/A                -0.80%
S&P/JNL Very Aggressive Growth Division II(3)                             -13.29%                   N/A                 2.99%
S&P/JNL Equity Growth Division II(3)                                      -15.66%                   N/A                -0.18%
S&P/JNL Equity Aggressive Growth Division II(3)                           -14.16%                   N/A                 1.55%
Salomon Brothers/JNL Balanced Division(2)                                  -2.01%                   N/A                 1.96%
Salomon Brothers/JNL Global Bond Division(1)                                5.22%                 4.17%                 5.94%
Salomon Brothers/JNL High Yield Bond Division(2)                            3.76%                   N/A                -1.50%
T. Rowe Price/JNL Mid-Cap Growth Division(1)                               -2.97%                11.76%                16.24%
First Trust/JNL The DowSM Target 10 Division(4)                            -4.66%                   N/A                -5.53%

1    Corresponding fund commenced operations on May 15, 1995.
2    Corresponding fund commenced operations on March 2, 1998.
3    Corresponding fund commenced operations on April 13, 1998.
4    Corresponding fund commenced operations on August 16, 1999.
5    Corresponding fund commenced operations on May 1, 2000.  Performance figures are not annualized.
6    Corresponding fund commenced operations on April 14, 1998.
7    Corresponding fund commenced operations on April 30, 1998.
8    Corresponding fund commenced operations on October 29, 2001. Performance figures are not annualized.
9    Corresponding fund commenced operations on May 1, 2001. Performance figures are not annualized.

Prior to May 1, 2000, the Janus/JNL Growth & Income Division was the Goldman
Sachs/JNL Growth & Income Division and the corresponding fund was sub-advised by Goldman Sachs Asset Management.

Prior to May 1, 1997, the corresponding fund of the Putnam/JNL Equity Division was sub-advised by Phoenix Investment Counsel, Inc., and the corresponding fund of the JNL/Putnam Value Equity Division was sub-advised by PPM America, Inc.

Prior to May 1, 2000, the Putnam/JNL International Equity Division was the T.
Rowe Price/JNL International Equity Investment Division and the corresponding fund was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding fund has been in existence for longer than the investment division, the non-standardized total return quotations will show the investment performance the investment division would have achieved (reduced by the applicable charges) had it been invested in the fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an investment division and its corresponding fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than its original cost.


Jackson National may advertise the current annualized yield for a 30-day period for an investment division. The annualized yield of an investment division refers to the income generated by the investment division over a specified
30-day period. Because this yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         [OBJECT OMITTED]

Where:


         a        =        net investment income earned during the period by the Fund attributable to shares owned by the investment division.

         b        =        expenses for the investment division accrued for the period (net of reimbursements).
         c        =        the average daily number of accumulation units outstanding during the period.
         d        =        the maximum offering price per accumulation unit on the last day of the period.


The yield for the 30-day period ended December 31, 2001, for each of the referenced investment divisions is as follows:

PIMCO/JNL Total Return Bond Division                                                               2.02%
Salomon Brothers/JNL Balanced Division                                                             0.40%
Salomon Brothers/JNL Global Bond Division                                                          5.11%
Salomon Brothers/JNL High Yield Bond Division                                                      6.70%


Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts.


Because of the charges and deductions imposed by the Separate Account, the yield for an investment division will be lower than the yield for the corresponding fund. The yield on amounts held in the investment division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment division's actual yield will be affected by the types and quality of portfolio securities held by the fund and the fund operating expenses.

Any current yield quotations of the PPM America/JNL Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The PPM America/JNL Money
Market Division's yield and effective yield for the seven-day period ended
December 31, 2001 were -0.23% and -0.23%, respectively.

The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the investment division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market
Division nor that Division's investment in the PPM America/JNL Money Market
Fund, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.


Additional Tax Information


NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A
PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE
TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.
PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS
"ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER
UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER
SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS
BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.
For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract
(adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract
(adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the contract). For certain types of tax-qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code;
and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent
(30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury
Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract.
The Code contains a safe harbor provision which provides that annuity contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable contracts. These
Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson National intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of a segregated asset account will cause the contract owner to be treated as the owner of the assets of the segregated asset account pursuant to Revenue Rulings 77-85, 80-274 and 81-225 that are referenced in the Prospectus. The Treasury Department also stated in 1986 that further guidance on this issue would be forthcoming. The only official guidance that has been issued on this issue since the regulations were published in 1986 was Revenue Procedure
99-44 which stated that satisfying the asset diversification regulations "does not prevent a contract holder's control of the investments of a segregated asset account from causing the contract holder, rather than the insurance company, to be treated as the owner of the assets in the account."

The amount of owner control which may be exercised under the contract is not comparable to the kinds of control that were present in any of the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was the owner of the assets of the Separate
Account. At this time it cannot be determined whether additional guidance will be provided on these issues and what standards may be contained in such guidance. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway v. Commissioner, the Tax
Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain tax-qualified plans.
Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a contract may have tax consequences. Any assignment or pledge of a tax-qualified contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

TAX-QUALIFIED PLANS

The contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section
72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.
Special tax rules may be available for certain distributions from a tax-qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose
"disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7)
distributions made on account of an IRS levy upon the qualified contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply.
While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans
(as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.
Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity contract is the account value under the contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the contract.

TYPES OF TAX-QUALIFIED PLANS

The contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures.
Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a contract, unless Jackson National specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

A tax-qualified contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.
However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax
Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v.
Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain
Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code.
         These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's taxable income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth &
         Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth
         IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation
         (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age
         59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth
         IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one
         Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions;
         vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,500 or 33 1/3 percent of the participant's includible compensation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3 percent of compensation limitation on deferrals to 100 percent of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional
         $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

o        attains age 701/2,
o        severs employment,
o        dies, or
o        suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt
(non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other
Plans under section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.


NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. The net investment factor for any investment division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

          (a)  is the net result of:


               (1) the net asset value of a fund share held in the investment division determined as of the valuation date at the end of the valuation period, plus

               (2) the per share amount of any dividend or other distribution declared by the fund if the "ex-dividend" date occurs during the valuation period, plus or minus


               (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the investment division (no federal income taxes are applicable under present law);


          (b) is the net asset value of the fund share held in the investment division determined as of the valuation date at the end of the preceding valuation period; and


          (c)  is the asset charge factor determined by Jackson National for the
               valuation   period  to  reflect  the  asset-based   charges  (the
               mortality and expense risk charge),  administration  charge,  and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.


                      Jackson National Separate Account III




                                [GRAPHIC OMITTED]








                              Financial Statements

                                December 31, 2001

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001


                                                          AIM/              AIM/
                                                      JNL Large Cap     JNL Small Cap         AIM/JNL          JNL/Alliance
                                                     Growth Portfolio  Growth Portfolio  Value II Portfolio  Growth Portfolio
                                                     ----------------  ----------------  ------------------  ----------------
Assets
Investments, at value (a)                             $    79,734       $ 15,743          $ 5,041             $ 9,459,898
Receivables:
   Investment securities sold                                  10         36,410                1                   1,190
   Sub-account units sold                                       -              -                -                       -
                                                     ----------------  ----------------  ------------------  ----------------
Total assets                                               79,744         52,153            5,042               9,461,088
                                                     ----------------  ----------------  ------------------  ----------------

Liabilities
Payables:
   Investment securities purchased                              -              -                -                       -
   Sub-account units redeemed                                   -         36,404                -                      24
   Insurance fees due to Jackson National Life                 10              6                1                   1,166
                                                     ----------------  ----------------  ------------------  ----------------
Total liabilities                                              10         36,410                1                   1,190
                                                     ----------------  ----------------  ------------------  ----------------
Net assets                                            $    79,734       $ 15,743          $ 5,041             $ 9,459,898
                                                     ================  ================  ==================  ================

Units outstanding                                           7,657          1,405              472                 890,440

Unit value                                            $     10.41       $  11.21          $ 10.68             $     10.62

-----------------------------------------------------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                                      7,268          1,357              456                 817,623
     INVESTMENTS AT COST                              $    79,710       $ 15,660          $ 4,735             $ 9,727,518





                                                                       JNL/J.P. Morgan
                                                     JNL/First Trust   International &      JNL/Janus         JNL/Janus
                                                     The Dow Target       Emerging          Aggressive          Global
                                                      10 Portfolio    Markets Portfolio  Growth Portfolio  Equities Portfolio
                                                     ---------------  -----------------  ----------------  ------------------
Assets
Investments, at value (a)                             $ 1,794,553        $ 1,027,172       $ 14,738,991      $ 14,616,824
Receivables:
   Investment securities sold                                 233            494,192          8,873,215         3,943,071
   Sub-account units sold                                       -                  -                  -                 -
                                                     ---------------   -----------------  ----------------  ------------------
Total assets                                            1,794,786          1,521,364         23,612,206        18,559,895
                                                     ---------------   -----------------  ----------------  ------------------

Liabilities
Payables:
   Investment securities purchased                              -                  -                  -                 -
   Sub-account units redeemed                                  12            494,004          8,870,304         3,940,783
   Insurance fees due to Jackson National Life                221                188              2,911             2,288
                                                     ---------------   -----------------  ----------------  ------------------
Total liabilities                                             233            494,192          8,873,215         3,943,071
                                                     ---------------   -----------------  ----------------  ------------------
Net assets                                            $ 1,794,553        $ 1,027,172       $ 14,738,991      $ 14,616,824
                                                     ===============   =================  ================  ==================

Units outstanding                                         205,498            128,326          1,102,790         1,428,717

Unit value                                            $      8.73             $ 8.00       $      13.37      $      10.23

------------------------------------------------------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                                    198,293            132,538            794,555           750,350
     INVESTMENTS AT COST                              $ 1,776,705        $ 1,018,449       $ 14,609,571      $ 14,621,031




                                                        JNL/Janus     JNL/Oppenheimer
                                                     Growth & Income   Global Growth
                                                        Portfolio        Portfolio
                                                     ---------------  ---------------
ASSETS
Investments, at value (a)                             $ 7,375,184      $ 1,054,398
Receivables:
   Investment securities sold                                 921        1,124,152
   Sub-account units sold                                       -                -
                                                     ---------------  ---------------
TOTAL ASSETS                                            7,376,105        2,178,550
                                                     ---------------  ---------------

LIABILITIES
Payables:
   Investment securities purchased                              -                -
   Sub-account units redeemed                                  12        1,123,883
   Insurance fees due to Jackson National Life                909              269
                                                     ---------------  ---------------
TOTAL LIABILITIES                                             921        1,124,152
                                                     ---------------  ---------------
NET ASSETS                                            $ 7,375,184      $ 1,054,398
                                                     ===============  ===============

UNITS OUTSTANDING                                       1,076,144          110,367

UNIT VALUE                                            $      6.85      $      9.55

-------------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                                  1,014,468          113,743
     INVESTMENTS AT COST                              $ 8,642,981      $ 1,041,867


                     See notes to the financial statements.



JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001



                                                                          JNL/PIMCO                        JNL/Putnam
                                                     JNL/Oppenheimer    Total Return      JNL/Putnam      International
                                                     Growth Portfolio  Bond Portfolio  Growth Portfolio  Equity Portfolio
                                                     ----------------  --------------  ----------------  ----------------
ASSETS
Investments, at value (a)                             $   261,977       $ 13,014,693    $ 9,391,527       $ 4,518,498
Receivables:
   Investment securities sold                                  32             10,796      2,026,885         2,572,577
   Sub-account units sold                                       -                  -              -                 -
                                                     ----------------  --------------  ----------------  ----------------
TOTAL ASSETS                                              262,009         13,025,489     11,418,412         7,091,075
                                                     ----------------  --------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                              -                  -              -                 -
   Sub-account units redeemed                                   -              9,190      2,025,477         2,571,703
   Insurance fees due to Jackson National Life                 32              1,606          1,408               874
                                                     ----------------  --------------  ----------------  ----------------
TOTAL LIABILITIES                                              32             10,796      2,026,885         2,572,577
                                                     ----------------  --------------  ----------------  ----------------
NET ASSETS                                            $   261,977       $ 13,014,693    $ 9,391,527       $ 4,518,498
                                                     ================  ==============  ================  ================

UNITS OUTSTANDING                                          28,414          1,061,846      1,077,850           526,524

UNIT VALUE                                            $      9.22       $      12.26    $      8.71       $      8.58

------------------------------------------------------------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                                     27,840          1,220,891        546,655           467,753
     INVESTMENTS AT COST                              $   255,259       $ 12,926,078    $ 9,321,247       $ 4,451,511


                                                        JNL/Putnam      JNL/Putnam      Lazard/JNL       Lazard/JNL
                                                          Midcap       Value Equity      Mid Cap         Small Cap
                                                     Growth Portfolio   Portfolio    Value Portfolio  Value Portfolio
                                                     ----------------  ------------  ---------------  ---------------

ASSETS
Investments, at value (a)                             $ 1,750,434      $10,065,200    $ 5,576,298      $ 4,527,707
Receivables:
   Investment securities sold                             605,134            1,249          3,080            3,343
   Sub-account units sold                                       -                -              -                -
                                                     ----------------  ------------  ---------------  ---------------
TOTAL ASSETS                                            2,355,568       10,066,449      5,579,378        4,531,050
                                                     ----------------  ------------  ---------------  ---------------

LIABILITIES
Payables:
   Investment securities purchased                              -                -              -                -
   Sub-account units redeemed                             604,844                8          2,392            2,784
   Insurance fees due to Jackson National Life                290            1,241            688              559
                                                     ----------------  ------------  ---------------  ---------------
TOTAL LIABILITIES                                         605,134            1,249          3,080            3,343
                                                     ----------------  ------------  ---------------  ---------------
NET ASSETS                                            $ 1,750,434      $10,065,200    $ 5,576,298      $ 4,527,707
                                                     ================  ============  ===============  ===============

UNITS OUTSTANDING                                         222,689        1,060,109        446,452          408,093

UNIT VALUE                                            $      7.86      $      9.49    $     12.49      $     11.09

---------------------------------------------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                                    242,107          610,012        465,856          397,167
     INVESTMENTS AT COST                              $ 1,719,841      $10,357,742    $ 5,345,878      $ 4,128,227


                                                                          Salomon
                                                      PPM America/       Brothers/
                                                        JNL Money       JNL Balanced
                                                      Market Portfolio   Portfolio
                                                      --------------    ------------
ASSETS
Investments, at value (a)                              $ 39,127,518     $ 5,494,032
Receivables:
   Investment securities sold                                 3,494             688
   Sub-account units sold                                10,791,589               -
                                                      --------------    ------------
TOTAL ASSETS                                             49,922,601       5,494,720
                                                      --------------    ------------

LIABILITIES
Payables:
   Investment securities purchased                       10,791,589               -
   Sub-account units redeemed                                     -              11
   Insurance fees due to Jackson National Life                3,494             677
                                                      --------------    ------------
TOTAL LIABILITIES                                        10,795,083             688
                                                      --------------    ------------
NET ASSETS                                             $ 39,127,518     $ 5,494,032
                                                      ==============    ============

UNITS OUTSTANDING                                         3,489,306         526,216

UNIT VALUE                                             $      11.21     $     10.44

------------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                                   39,127,518         533,401
     INVESTMENTS AT COST                               $ 39,141,854     $ 5,405,948

                     See notes to the financial statements.



                                                         Salomon         Salomon
                                                        Brothers/       Brothers/     T. Rowe Price/        JNL/S&P
                                                       JNL Global    JNL High Yield    JNL Mid-Cap        Conservative
                                                     Bond Portfolio  Bond Portfolio  Growth Portfolio  Growth Portfolio II
                                                     --------------  --------------  ----------------  -------------------
ASSETS
Investments, at value (a)                             $ 2,089,010     $  4,926,231    $ 8,906,702       $12,211,765
Receivables:
   Investment securities sold                                 267              610      3,640,156             1,515
   Sub-account units sold                                       -                -              -             6,000
                                                     --------------  --------------  ----------------  -------------------
TOTAL ASSETS                                            2,089,277        4,926,841     12,546,858        12,219,280
                                                     --------------  --------------  ----------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                              -                -              -             6,000
   Sub-account units redeemed                                   9                3      3,638,609                10
   Insurance fees due to Jackson National Life                258              607          1,547             1,505
                                                     --------------  --------------  ----------------  -------------------
TOTAL LIABILITIES                                             267              610      3,640,156             7,515
                                                     --------------  --------------  ----------------  -------------------
NET ASSETS                                            $ 2,089,010     $  4,926,231    $ 8,906,702       $12,211,765
                                                     ==============  ==============  ================  ===================

UNITS OUTSTANDING                                         189,768          526,109        690,219         1,329,841

UNIT VALUE                                            $     11.01     $       9.36    $     12.90       $      9.18

--------------------------------------------------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                                    200,673          663,913        385,238         1,325,924
     INVESTMENTS AT COST                              $ 2,099,192     $  5,297,474    $ 8,673,645       $12,748,935





                                                         JNL/S&P           JNL/S&P            JNL/S&P
                                                         Moderate         Aggressive      Very Aggressive
                                                     Growth Portfolio  Growth Portfolio  Growth Portfolio II
                                                     ----------------  ----------------  -------------------
ASSETS
Investments, at value (a)                             $17,825,891       $ 5,976,111       $ 3,160,573
Receivables:
   Investment securities sold                               2,243               737               390
   Sub-account units sold                                  42,500                 -                 -
                                                     ----------------  ----------------  -------------------
TOTAL ASSETS                                           17,870,634         5,976,848         3,160,963
                                                     ----------------  ----------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                         42,500                 -                 -
   Sub-account units redeemed                                  50                 -                 -
   Insurance fees due to Jackson National Life              2,193               737               390
                                                     ----------------  ----------------  -------------------
TOTAL LIABILITIES                                          44,743               737               390
                                                     ----------------  ----------------  -------------------
NET ASSETS                                            $17,825,891       $ 5,976,111       $ 3,160,573
                                                     ================  ================  ===================

UNITS OUTSTANDING                                       1,776,212           615,727           283,250

UNIT VALUE                                           $      10.04       $      9.71       $     11.16

---------------------------------------------------- -------------------------------------------------------

(A)  INVESTMENT SHARES                                  1,888,336           664,751           333,042
     INVESTMENTS AT COST                             $ 20,312,414       $ 7,364,787       $ 4,129,783



                                                                       JNL/S&P Equity
                                                   JNL/S&P Equity        Aggressive
                                                   Growth Portfolio  Growth Portfolio II
                                                   ----------------  -------------------
ASSETS
Investments, at value (a)                            $ 9,398,199       $ 2,826,953
Receivables:
   Investment securities sold                             56,501               349
   Sub-account units sold                                      -                 -
                                                   --------------      ------------
TOTAL ASSETS                                           9,454,700         2,827,302
                                                   --------------      ------------

LIABILITIES
Payables:
   Investment securities purchased                             -                 -
   Sub-account units redeemed                             55,335                 -
   Insurance fees due to Jackson National Life             1,166               349
                                                   --------------      ------------
TOTAL LIABILITIES                                         56,501               349
                                                   --------------      ------------
NET ASSETS                                           $ 9,398,199       $ 2,826,953
                                                   ==============      ============

UNITS OUTSTANDING                                        946,070           267,003

UNIT VALUE                                           $      9.93       $     10.59

-----------------------------------------------------------------------------------

(A)  INVESTMENT SHARES                                 1,007,310           286,709
     INVESTMENTS AT COST                            $ 11,826,287       $ 3,690,403



                     See notes to the financial statements.



JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001


                                                      AIM/                  AIM/
                                                  JNL Large Cap          JNL Small Cap           AIM/JNL             JNL/Alliance
                                               Growth Portfolio (a)  Growth Portfolio (a)  Value II Portfolio (a)  Growth Portfolio
                                               --------------------  --------------------  ----------------------  ----------------
INVESTMENT INCOME
   Dividends                                    $         -           $         -           $           -           $      4,816
                                               --------------------  --------------------  ----------------------  ----------------

EXPENSES
   Administrative charge                                  5                     6                       1                 16,080
   Mortality and Expense Risk charge                     49                    49                      10                144,716
                                               --------------------  --------------------  ----------------------  ----------------
TOTAL EXPENSES                                           54                    55                      11                160,796
                                               --------------------  --------------------  ----------------------  ----------------
NET INVESTMENT INCOME (LOSS)                            (54)                  (55)                    (11)              (155,980)
                                               --------------------  --------------------  ----------------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 -                    -                       -                    480
   Investments                                            10                2,148                      10             (3,341,952)
Net change in unrealized appreciation
   (depreciation) on investments                          24                   83                     306              1,404,528
                                               --------------------  --------------------  ----------------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   34                2,231                     316             (1,936,944)
                                               --------------------  --------------------  ----------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $        (20)         $     2,176           $         305           $ (2,092,924)
-----------------------------------            ====================  ====================  ======================  ================

(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.



                                                                         JNL/J.P. Morgan
                                                       JNL/First Trust   International &      JNL/Janus         JNL/Janus
                                                       The Dow Target        Emerging         Aggressive          Global
                                                       10 Portfolio     Markets Portfolio  Growth Portfolio  Equities Portfolio
                                                       ---------------  -----------------  ----------------  ------------------
INVESTMENT INCOME
   Dividends                                            $          -     $   8,858          $      13,560     $      331,402
                                                       ---------------  -----------------  ----------------  ------------------

EXPENSES
   Administrative charge                                       2,368         2,044                 39,106             33,539
   Mortality and Expense Risk charge                          21,311        18,395                351,957            301,851
                                                       ---------------  -----------------  ----------------  ------------------
TOTAL EXPENSES                                                23,679        20,439                391,063            335,390
                                                       ---------------  -----------------  ----------------  ------------------
NET INVESTMENT INCOME (LOSS)                                 (23,679)      (11,581)              (377,503)            (3,988)
                                                       ---------------  -----------------  ----------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                         -         2,455                 57,309             29,980
   Investments                                                28,528      (185,782)            (9,344,230)          (944,342)
Net change in unrealized appreciation
   (depreciation) on investments                             (78,090)        5,758              1,854,201         (1,161,653)
                                                       ---------------  -----------------  ----------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      (49,562)     (177,569)            (7,432,720)        (2,076,015)
                                                       ---------------  -----------------  ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $    (73,241)    $(189,150)         $  (7,810,223)    $   (2,080,003)
                                                       ===============  =================  ================  ==================


                                                         JNL/Janus      JNL/Oppenheimer
                                                       Growth & Income  Global Growth
                                                         Portfolio      Portfolio (b)
                                                       --------------   ------------
INVESTMENT INCOME
   Dividends                                            $     55,830    $        -
                                                       --------------   ------------

EXPENSES
   Administrative charge                                      11,670         1,303
   Mortality and Expense Risk charge                         105,034        11,726
                                                       --------------   ------------
TOTAL EXPENSES                                               116,704        13,029
                                                       --------------   ------------
NET INVESTMENT INCOME (LOSS)                                 (60,874)      (13,029)
                                                       --------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                         -             -
   Investments                                              (499,923)      234,820
Net change in unrealized appreciation
   (depreciation) on investments                            (799,515)       12,531
                                                       --------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   (1,299,438)      247,351
                                                       --------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ (1,360,312)    $ 234,322
-------------------------------------                  ==============   ============

(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.



JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001




                                                                            JNL/PIMCO                        JNL/Putnam
                                                     JNL/Oppenheimer      Total Return      JNL/Putnam      International
                                                   Growth Portfolio (a)  Bond Portfolio  Growth Portfolio  Equity Portfolio
                                                   --------------------  --------------  ----------------  ----------------
INVESTMENT INCOME
   Dividends                                        $        228          $    318,013    $        -        $     54,692
                                                   --------------------  --------------  ----------------  ----------------

EXPENSES
   Administrative charge                                     103                15,944        18,415               9,228
   Mortality and Expense Risk charge                         923               143,498       165,732              83,056
                                                   --------------------  --------------  ----------------  ----------------
TOTAL EXPENSES                                             1,026               159,442       184,147              92,284
                                                   --------------------  --------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)                                (798)              158,571      (184,147)            (37,592)
                                                   --------------------  --------------  ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -               384,530             -              12,222
   Investments                                            (1,512)              752,159    (5,193,014)            825,565
Net change in unrealized appreciation
   (depreciation) on investments                           6,718              (550,110)    1,410,354            (333,719)
                                                   --------------------  --------------  ----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    5,206               586,579    (3,782,660)            504,068
                                                   --------------------  --------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $      4,408          $    745,150    $(3,966,807)      $    466,476
-------------------------------------              ====================  ==============  ================  ================

(A)  INCEPTION DATE OCTOBER 29, 2001.




                                                    JNL/Putnam        JNL/Putnam      Lazard/JNL      Lazard/JNL
                                                      Midcap         Value Equity      Mid Cap         Small Cap
                                                   Growth Portfolio   Portfolio    Value Portfoliio  Value Portfolio
                                                   ----------------  ------------  ----------------  ---------------
INVESTMENT INCOME
   Dividends                                        $          -      $  94,612      $ 24,402          $   7,349
                                                   ----------------  ------------  ----------------  ---------------

EXPENSES
   Administrative charge                                   2,967         15,547         7,048              5,595
   Mortality and Expense Risk charge                      26,703        139,922        63,429             50,355
                                                   ----------------  ------------  ----------------  ---------------
TOTAL EXPENSES                                            29,670        155,469        70,477             55,950
                                                   ----------------  ------------  ----------------  ---------------
NET INVESTMENT INCOME (LOSS)                             (29,670)       (60,857)      (46,075)           (48,601)
                                                   ----------------  ------------  ----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -              -       527,926            243,594
   Investments                                          (493,218)       (41,080)      221,883            308,549
Net change in unrealized appreciation
   (depreciation) on investments                          45,519       (834,610)     (229,405)            41,059
                                                   ----------------  ------------  ----------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 (447,699)      (875,690)      520,404            593,202
                                                   ----------------  ------------  ----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $   (477,369)     $(936,547)    $ 474,329         $  544,601
                                                   ================  ============  ================  ===============



                                                                     Salomon
                                                   PPM America/     Brothers/
                                                     JNL Money     JNL Balanced
                                                   Market Portfolio Portfolio
                                                   --------------  ------------
INVESTMENT INCOME
   Dividends                                         $ 1,037,650      $ 98,288
                                                   --------------  ------------

EXPENSES
   Administrative charge                                  48,552         7,636
   Mortality and Expense Risk charge                     436,968        68,726
                                                   --------------  ------------
TOTAL EXPENSES                                           485,520        76,362
                                                   --------------  ------------
NET INVESTMENT INCOME (LOSS)                             552,130        21,926
                                                   --------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -        19,115
   Investments                                           213,723        66,311
Net change in unrealized appreciation
   (depreciation) on investments                        (213,723)     (213,783)
                                                   --------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                        -      (128,357)
                                                   --------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 552,130    $ (106,431)
                                                   ==============  ============



                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001


                                               Salomon        Salomon
                                              Brothers/      Brothers/       T. Rowe Price/         JNL/S&P
                                             JNL Global     JNL High Yield    JNL Mid-Cap        Conservative
                                            Bond Portfolio  Bond Portfolio  Growth Portfolio  Growth Portfolio II
                                            --------------  --------------  ----------------  -------------------
INVESTMENT INCOME
   Dividends                                 $    122,977    $  399,093      $      -          $     201,558
                                            --------------  --------------  ----------------  -------------------

EXPENSES
   Administrative charge                            3,330         7,694        17,019                 15,549
   Mortality and Expense Risk charge               29,967        69,241       153,169                139,936
                                            --------------  --------------  ----------------  -------------------
TOTAL EXPENSES                                     33,297        76,935       170,188                155,485
                                            --------------  --------------  ----------------  -------------------
NET INVESTMENT INCOME (LOSS)                       89,680       322,158      (170,188)                46,073
                                            --------------  --------------  ----------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              -             -             -                      -
   Investments                                    139,707        (7,308)      622,713               (344,636)
Net change in unrealized appreciation
   (depreciation) on investments                 (118,057)     (166,755)      102,985               (576,539)
                                            --------------  --------------  ----------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)            21,650      (174,063)      725,698               (921,175)
                                            --------------  --------------  ----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $    111,330    $  148,095      $555,510          $    (875,102)
                                            ==============  ==============  ================  ===================


                                                       JNL/S&P               JNL/S&P             JNL/S&P
                                                      Moderate             Aggressive        Very Aggressive
                                                 Growth Portfolio II  Growth Portfolio II  Growth Portfolio II
                                                 -------------------  -------------------  -------------------
INVESTMENT INCOME
   Dividends                                       $   496,989          $ 149,365            $ 104,012
                                                 -------------------  -------------------  -------------------

EXPENSES
   Administrative charge                                26,579              8,654                5,462
   Mortality and Expense Risk charge                   239,206             77,889               49,159
                                                 -------------------  -------------------  -------------------
TOTAL EXPENSES                                         265,785             86,543               54,621
                                                 -------------------  -------------------  -------------------
NET INVESTMENT INCOME (LOSS)                           231,204             62,822               49,391
                                                 -------------------  -------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             764,342            407,491              319,411
   Investments                                        (628,973)          (233,767)            (249,526)
Net change in unrealized appreciation
   (depreciation) on investments                    (2,537,069)        (1,156,195)            (730,965)
                                                 -------------------  -------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)             (2,401,700)          (982,471)            (661,080)
                                                 -------------------  -------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $(2,170,496)         $(919,649)           $(611,689)
                                                 ===================  ===================  ===================




                                                                                JNL/S&P Equity
                                                     JNL/S&P Equity               Aggressive
                                                   Growth Portfolio II       Growth Portfolio II
                                                   -------------------       -------------------
 INVESTMENT INCOME
    Dividends                                       $      219,293            $   73,923
                                                   -------------------       -------------------

 EXPENSES
    Administrative charge                                   14,618                 4,514
    Mortality and Expense Risk charge                      131,564                40,630
                                                   -------------------       -------------------
 TOTAL EXPENSES                                            146,182                45,144
                                                   -------------------       -------------------
 NET INVESTMENT INCOME (LOSS)                              73,111                28,779
                                                   -------------------       -------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
    Distributions from investment companies                573,226               186,229
    Investments                                           (672,084)             (164,055)
 Net change in unrealized appreciation
    (depreciation) on investments                       (1,793,919)             (568,937)
                                                   -------------------       -------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)                (1,892,777)             (546,763)
                                                   -------------------       -------------------

 NET INCREASE (DECREASE) IN NET ASSETS              $   (1,819,666)           $ (517,984)
    FROM OPERATIONS                                ===================       ===================

                     See notes to the financial statements.



JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001


                                                       AIM/                 AIM/
                                                  JNL Large Cap         JNL Small Cap           AIM/JNL             JNL/Alliance
                                               Growth Portfolio (a)  Growth Portfolio (a)  Value II Portfolio (a) Growth Portfolio
                                               --------------------  --------------------  ---------------------  ----------------
OPERATIONS
   Net investment income (loss)                 $       (54)          $      (55)           $      (11)            $  (155,980)
   Net realized gain (loss) on investments               10                2,148                    10              (3,341,472)
   Net change in unrealized appreciation
      (depreciation) on investments                      24                   83                   306               1,404,528
                                               --------------------  --------------------  ---------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (20)               2,176                   305              (2,092,924)
                                               --------------------  --------------------  ---------------------  ----------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                        -                    -                     -               1,297,628
   Value of units redeemed                                -                    -                  (300)             (2,083,163)
   Transfers between portfolios                      79,755               13,778                 5,040                (219,167)
   Policyholder charges                                  (1)                (211)                   (4)                 (4,320)
                                               --------------------  --------------------  ---------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             79,754               13,567                 4,736              (1,009,022)
                                               --------------------  --------------------  ---------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                79,734               15,743                 5,041              (3,101,946)

NET ASSETS BEGINNING OF PERIOD                            -                    -                     -              12,561,844
                                               --------------------  --------------------  ---------------------  ----------------

NET ASSETS END OF PERIOD                        $    79,734           $   15,743            $    5,041             $ 9,459,898
-----------------------------------            ====================  ====================  =====================  ================

(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.



                                                                JNL/J.P. Morgan
                                               JNL/First Trust  International &      JNL/Janus         JNL/Janus
                                               The Dow Target       Emerging         Aggressive          Global
                                                10 Portfolio   Markets Portfolio  Growth Portfolio  Equities Portfolio
                                               --------------  -----------------  ----------------  ------------------
OPERATIONS
   Net investment income (loss)                    $ (23,679)    $ (11,581)        $   (377,503)     $    (3,988)
   Net realized gain (loss) on investment             28,528      (183,327)          (9,286,921)        (914,362)
   Net change in unrealized appreciation
      (depreciation) on investments                  (78,090)        5,758            1,854,201       (1,161,653)
                                               --------------  -----------------  ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (73,241)     (189,150)          (7,810,223)      (2,080,003)
                                               --------------  -----------------  ----------------  ------------------
CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                   463,577       221,773            6,530,694          167,404
   Value of units redeemed                          (164,214)     (198,797)          (4,173,935)      (3,675,598)
   Transfers between portfolios                      155,728      (321,715)          (6,304,582)         808,835
   Policyholder charges                                 (581)       (1,572)             (17,818)         (13,285)
                                               --------------  -----------------  ----------------  ------------------


NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             454,510      (300,311)          (3,965,641)      (2,712,644)
                                               --------------  -----------------  ----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                381,269      (489,461)         (11,775,864)      (4,792,647)

NET ASSETS BEGINNING OF PERIOD                     1,413,284     1,516,633           26,514,855        19,409,471
                                               --------------  -----------------  ----------------  ------------------

NET ASSETS END OF PERIOD                         $ 1,794,553    $1,027,172         $ 14,738,991      $ 14,616,824
-----------------------------------            ==============  =================  ================  ==================
(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.

                                                    JNL/Janus     JNL/Oppenheimer
                                                  Growth & Income Global Growth
                                                    Portfolio     Portfolio (b)
                                                  --------------  ------------
OPERATIONS
   Net investment income (loss)                     $   (60,874)  $   (13,029)
   Net realized gain (loss) on investments             (499,923)      234,820
   Net change in unrealized appreciation
      (depreciation) on investments                    (799,515)       12,531
                                                  --------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS                (1,360,312)      234,322
   FROM OPERATIONS                                --------------  ------------


CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                    1,595,390       150,229
   Value of units redeemed                             (808,504)      (54,705)
   Transfers between portfolios                        (215,300)      726,070
   Policyholder charges                                  (2,487)       (1,518)
                                                  --------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                569,099       820,076
                                                  --------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS                  (791,213)    1,054,398

NET ASSETS BEGINNING OF PERIOD                        8,166,397             -
                                                  --------------  ------------

NET ASSETS END OF PERIOD                            $ 7,375,184   $ 1,054,398
-----------------------------------               ==============  ============
(A)  INCEPTION DATE MAY 1, 2001.
(B)  INCEPTION DATE OCTOBER 29, 2001.


                     See notes to the financial statements.




JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001




                                                                         JNL/PIMCO                        JNL/Putnam
                                                  JNL/Oppenheimer      Total Return      JNL/Putnam      International
                                                Growth Portfolio (a)  Bond Portfolio  Growth Portfolio  Equity Portfolio
                                                --------------------  --------------  ----------------  ----------------
OPERATIONS
   Net investment income (loss)                  $       (798)         $    158,571    $    (184,147)    $    (37,592)
   Net realized gain (loss) on investments             (1,512)            1,136,689       (5,193,014)         837,787
   Net change in unrealized appreciation
      (depreciation) on investments                     6,718              (550,110)       1,410,354         (333,719)
                                                --------------------  --------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      4,408               745,150       (3,966,807)         466,476
                                                --------------------  --------------  ----------------  ----------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                     70,849             3,764,538        1,163,777        2,632,630
   Value of units redeemed                            (21,203)           (2,316,747)      (1,623,450)        (740,773)
   Transfers between portfolios                       207,951             3,139,777       (1,280,768)      (1,861,250)
   Policyholder charges                                   (28)               (2,640)          (6,241)          (5,587)
                                                --------------------  --------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              257,569             4,584,928       (1,746,682)          25,020
                                                --------------------  --------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                 261,977             5,330,078       (5,713,489)         491,496

NET ASSETS BEGINNING OF PERIOD                              -             7,684,615       15,105,016        4,027,002
                                                --------------------  --------------  ----------------  ----------------

NET ASSETS END OF PERIOD                         $    261,977          $ 13,014,693    $   9,391,527     $  4,518,498
-----------------------------------             ====================  ==============  ================  ================
(A)  INCEPTION DATE OCTOBER 29, 2001.








                                               JNL/Putnam      JNL/Putnam      Lazard/JNL      Lazard/JNL
                                                 Midcap       Value Equity      Mid Cap        Small Cap
                                            Growth Portfolio   Portfolio    Value Portfolio  Value Portfolio
                                            ----------------  ------------  ---------------  ---------------
OPERATIONS
   Net investment income (loss)              $    (29,670)    $   (60,857)   $ (46,075)       $ (48,601)
   Net realized gain (loss) on investments       (493,218)        (41,080)     749,809          552,143
   Net change in unrealized appreciation
      (depreciation) on investments                45,519        (834,610)    (229,405)          41,059
                                            ----------------  ------------  ---------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               (477,369)       (936,547)     474,329          544,601
                                            ----------------  ------------  ---------------  ---------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                735,496       1,689,930      664,728          631,396
   Value of units redeemed                       (233,338)     (1,297,837)    (717,592)        (798,743)
   Transfers between portfolios                  (162,518)        746,295    1,049,370          800,841
   Policyholder charges                              (710)         (4,092)      (1,580)          (1,428)
                                            ----------------  ------------  ---------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          338,930       1,134,296      994,926           632,066
                                            ----------------  ------------  ---------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS            (138,439)        197,749    1,469,255         1,176,667

NET ASSETS BEGINNING OF PERIOD                  1,888,873       9,867,451    4,107,043         3,351,040
                                            ----------------  ------------  ---------------  ---------------

NET ASSETS END OF PERIOD                      $ 1,750,434     $10,065,200   $5,576,298       $ 4,527,707
-----------------------------------         ================  ============  ===============  ===============
(A)  INCEPTION DATE OCTOBER 29, 2001.




                                                                   Salomon
                                            PPM America/          Brothers/
                                             JNL Money          JNL Balanced
                                         Market Portfolio         Portfolio
                                          --------------        ------------
OPERATIONS
   Net investment income (loss)               $ 552,130            $ 21,926
   Net realized gain (loss) on investments      213,723              85,426
   Net change in unrealized appreciation
      (depreciation) on investments            (213,723)           (213,783)
                                          --------------        ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              552,130            (106,431)
                                          --------------        ------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units           26,100,816           1,689,894
   Value of units redeemed                  (21,657,129)           (789,981)
   Transfers between portfolios              (8,476,902)            197,207
   Policyholder charges                         (14,577)             (1,902)
                                          --------------        ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                     (4,047,792)          1,095,218
                                          --------------        ------------

NET INCREASE (DECREASE) IN NET ASSETS        (3,495,662)            988,787

NET ASSETS BEGINNING OF PERIOD               42,623,180           4,505,245
                                          --------------        ------------

NET ASSETS END OF PERIOD                   $ 39,127,518         $ 5,494,032
-----------------------------------       ==============        ============
(A)  INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                            Salomon           Salomon
                                           Brothers/          Brothers/     T. Rowe Price/      JNL/S&P             JNL/S&P
                                          JNL Global       JNL High Yield    JNL Mid-Cap      Conservative         Moderate
                                        Bond Portfolio     Bond Portfolio  Growth Portfolio  Growth Portfolio II Growth Portfolio II
                                          --------------      ------------      ------------      ------------      ------------
OPERATIONS
   Net investment income (loss)                $ 89,680         $ 322,158        $ (170,188)         $ 46,073         $ 231,204
   Net realized gain (loss) on investments      139,707            (7,308)          622,713          (344,636)          135,369
   Net change in unrealized appreciation
      (depreciation) on investments            (118,057)         (166,755)          102,985          (576,539)       (2,537,069)
                                          --------------      ------------      ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              111,330           148,095           555,510          (875,102)       (2,170,496)
                                          --------------      ------------      ------------      ------------      ------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units              481,155         1,155,971         4,887,686         3,869,773         5,270,349
   Value of units redeemed                     (776,900)       (1,119,532)       (2,499,368)       (1,544,162)       (3,072,899)
   Transfers between portfolios                 (88,168)          (40,097)       (4,502,658)        1,037,199           (72,111)
   Policyholder charges                            (685)           (1,673)           (5,544)           (3,449)           (6,199)
                                          --------------      ------------      ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                       (384,598)           (5,331)       (2,119,884)        3,359,361         2,119,140
                                          --------------      ------------      ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS          (273,268)          142,764        (1,564,374)        2,484,259           (51,356)

NET ASSETS BEGINNING OF PERIOD                2,362,278         4,783,467        10,471,076         9,727,506        17,877,247
                                          --------------      ------------      ------------      ------------      ------------

NET ASSETS END OF PERIOD                    $ 2,089,010       $ 4,926,231       $ 8,906,702       $ 12,211,765      $ 17,825,891
-----------------------------------       ==============      ============      ============      ============      ============
(A)  INCEPTION DATE OCTOBER 29, 2001.






                                                JNL/S&P             JNL/S&P                                   JNL/S&P Equity
                                              Aggressive         Very Aggressive       JNL/S&P Equity           Aggressive
                                           Growth Portfolio II   Growth Portfolio II Growth Portfolio II    Growth Portfolio II
                                            --------------          ------------          ------------          ------------
OPERATIONS
   Net investment income (loss)                  $ 62,822              $ 49,391              $ 73,111              $ 28,779
   Net realized gain (loss) on investments        173,724                69,885               (98,858)               22,174
   Net change in unrealized appreciation
      (depreciation) on investments            (1,156,195)             (730,965)           (1,793,919)             (568,937)
                                            --------------          ------------          ------------          ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               (919,649)             (611,689)           (1,819,666)             (517,984)
                                            --------------          ------------          ------------          ------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units              1,832,471               395,456             2,571,267               320,943
   Value of units redeemed                       (482,876)             (624,622)           (1,351,120)             (218,931)
   Transfers between portfolios                  (709,977)             (393,641)           (1,241,945)             (229,766)
   Policyholder charges                            (2,021)               (1,183)               (3,641)               (1,224)
                                            --------------          ------------          ------------          ------------

NET INCREASE (DECREASE) IN NET ASSETS FROM        637,597              (623,990)              (25,439)             (128,978)
   CONTRACT TRANSACTIONS                    --------------          ------------          ------------          ------------


NET INCREASE (DECREASE) IN NET ASSETS            (282,052)           (1,235,679)           (1,845,105)             (646,962)

NET ASSETS BEGINNING OF PERIOD                  6,258,163             4,396,252            11,243,304             3,473,915
                                            --------------          ------------          ------------          ------------

NET ASSETS END OF PERIOD                      $ 5,976,111           $ 3,160,573           $ 9,398,199           $ 2,826,953
-----------------------------------         ==============          ============          ============          ============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2000





                                                                               JNL/J.P. Morgan
                                                             JNL/First Trust   International &      JNL/Janus       JNL/Janus
                                            JNL/Alliance      The Dow Target     Emerging          Aggressive         Global
                                         Growth Portfolio      10 Portfolio   Markets Portfolio Growth Portfolio Equities Portfolio
                                            -------------     -------------     -------------     -------------     -------------
OPERATIONS
   Net investment income (loss)               $ (196,318)        $ (18,122)        $ (22,617)       $ (496,220)       $ (494,661)
   Net realized gain (loss) on investments       134,128           (25,405)          (39,308)       (1,879,883)        6,609,044
   Net change in unrealized appreciation
      (depreciation) on investments           (2,914,989)          128,956          (127,820)       (5,291,964)          (46,129)
                                            -------------     -------------     -------------     -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                            (2,977,179)           85,429          (189,745)       (7,668,067)        6,068,254
                                            -------------     -------------     -------------     -------------     -------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units             6,445,900           804,124           735,071        12,359,334        11,093,961
   Value of units redeemed                    (1,326,273)         (598,315)          (77,164)       (2,974,125)       (2,028,612)
   Transfers between portfolios                  845,771           746,982            88,933           878,202       (15,715,290)
   Policyholder charges                           (2,348)             (177)           (1,558)           (8,913)          (14,169)
                                            -------------     -------------     -------------     -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                       5,963,050           952,614           745,282        10,254,498        (6,664,110)
                                            -------------     -------------     -------------     -------------     -------------

NET INCREASE (DECREASE) IN NET ASSETS          2,985,871         1,038,043           555,537         2,586,431          (595,856)

NET ASSETS BEGINNING OF PERIOD                 9,575,973           375,241           961,096        23,928,424        20,005,327
                                            -------------     -------------     -------------     -------------     -------------

NET ASSETS END OF PERIOD                    $ 12,561,844       $ 1,413,284       $ 1,516,633      $ 26,514,855      $ 19,409,471
-----------------------------------------   =============     =============     =============     =============     =============


(a)  Inception date May 1, 2000.



                                               JNL/Janus          JNL/PIMCO                         JNL/Putnam        JNL/Putnam
                                            Growth & Income     Total Return      JNL/Putnam       International     Midcap Growth
                                              Portfolio        Bond Portfolio   Growth Portfolio  Equity Portfolio   Portfolio(a)
                                            --------------      ------------      ------------      ------------     ------------
OPERATIONS
   Net investment income (loss)                 $ (87,539)        $ (86,659)       $ (241,890)        $ (72,336)        $ (6,563)
   Net realized gain (loss) on investment         (16,953)           54,170           561,201         1,054,703           (2,579)
   Net change in unrealized appreciation
      (depreciation) on investments              (569,346)          610,445        (3,799,574)          126,359          (14,926)
                                            --------------      ------------      ------------      ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               (673,838)          577,956        (3,480,263)        1,108,726          (24,068)
                                            --------------      ------------      ------------      ------------     ------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units              4,077,140         2,137,589         6,736,404         2,133,602        1,235,668
   Value of units redeemed                       (587,283)         (498,640)       (1,596,852)         (266,238)         (33,173)
   Transfers between portfolios                   600,873           243,154           549,212        (1,648,657)         710,481
   Policyholder charges                            (1,107)           (1,373)           (3,581)           (3,158)             (35)
                                            --------------      ------------      ------------      ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        4,089,623         1,880,730         5,685,183           215,549        1,912,941
                                            --------------      ------------      ------------      ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS           3,415,785         2,458,686         2,204,920         1,324,275        1,888,873

NET ASSETS BEGINNING OF PERIOD                  4,750,612         5,225,929        12,900,096         2,702,727                -
                                            --------------      ------------      ------------      ------------     ------------

NET ASSETS END OF PERIOD                      $ 8,166,397       $ 7,684,615       $ 15,105,016      $ 4,027,002      $ 1,888,873
-----------------------------------------   ==============      ============      ============      ============     ============


(a)  Inception date May 1, 2000.

                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2000




                                                                                                                        Salomon
                                              JNL/Putnam        Lazard/JNL        Lazard/JNL     PPM America/          Brothers/
                                             Value Equity         Mid Cap          Small Cap       JNL Money         JNL Balanced
                                               Portfolio      Value Portfolio   Value Portfolio  Market Portfolio      Portfolio
                                            --------------      ------------      ------------      ------------     ------------
OPERATIONS
   Net investment income (loss)                $ (124,280)        $ (35,526)        $ (34,804)       $ (339,323)       $ (59,526)
   Net realized gain (loss) on investment        (161,266)          205,161            43,553         1,237,058           29,525
   Net change in unrealized appreciation
      (depreciation) on investments               795,856           390,036           346,209            84,519          292,675
                                            --------------      ------------      ------------      ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                510,310           559,671           354,958           982,254          262,674
                                            --------------      ------------      ------------      ------------     ------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units              2,331,381         1,108,879           986,751        24,241,726          936,027
   Value of units redeemed                       (969,356)         (326,210)         (280,982)       (4,817,836)        (603,754)
   Transfers between portfolios                   440,417         1,211,341           775,300        (3,931,395)         136,481
   Policyholder charges                            (2,261)             (612)             (397)           (9,953)          (1,250)
                                            --------------      ------------      ------------      ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        1,800,181         1,993,398         1,480,672        15,482,542          467,504
                                            --------------      ------------      ------------      ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS           2,310,491         2,553,069         1,835,630        16,464,796          730,178

NET ASSETS BEGINNING OF PERIOD                  7,556,960         1,553,974         1,515,410        26,158,384        3,775,067
                                            --------------      ------------      ------------      ------------     ------------

NET ASSETS END OF PERIOD                      $ 9,867,451       $ 4,107,043       $ 3,351,040       $ 42,623,180     $ 4,505,245
-----------------------------------------   ==============      ============      ============      ============     ============




                                              Salomon          Salomon
                                             Brothers/        Brothers/      T. Rowe Price/       JNL/S&P           JNL/S&P
                                            JNL Global      JNL High Yield     JNL Mid-Cap      Conservative        Moderate
                                          Bond Portfolio    Bond Portfolio  Growth Portfolio Growth Portfolio II Growth Portfolio II
                                          --------------     ------------      ------------     ------------     ------------
OPERATIONS
   Net investment income (loss)               $ (24,519)       $ (70,044)       $ (133,416)      $ (117,063)      $ (219,487)
   Net realized gain (loss) on investment        47,487          (75,480)          949,494          156,324          200,980
   Net change in unrealized appreciation
      (depreciation) on investments              80,964         (149,243)         (361,873)        (681,856)      (1,500,379)
                                          --------------     ------------      ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              103,932         (294,767)          454,205         (642,595)      (1,518,886)
                                          --------------     ------------      ------------     ------------     ------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units              634,793        1,383,322         3,644,159        4,279,672        8,108,099
   Value of units redeemed                     (130,933)        (361,389)       (1,085,028)        (441,991)        (624,660)
   Transfers between portfolios                 341,969         (618,046)        2,225,087           24,813        1,466,794
   Policyholder charges                            (463)          (1,148)           (3,057)          (2,027)          (2,690)
                                          --------------     ------------      ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        845,366          402,739         4,781,161        3,860,467        8,947,543
                                          --------------     ------------      ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS           949,298          107,972         5,235,366        3,217,872        7,428,657

NET ASSETS BEGINNING OF PERIOD                1,412,980        4,675,495         5,235,710        6,509,634       10,448,590
                                          --------------     ------------      ------------     ------------     ------------

NET ASSETS END OF PERIOD                    $ 2,362,278      $ 4,783,467       $ 10,471,076     $ 9,727,506      $ 17,877,247
----------------------------------------- ==============     ============      ============      ============    ============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2000



                                                  JNL/S&P              JNL/S&P                                   JNL/S&P Equity
                                                Aggressive          Very Aggressive       JNL/S&P Equity           Aggressive
                                            Growth Portfolio II    Growth Portfolio II   Growth Portfolio II   Growth Portfolio II
                                              --------------          ------------          ------------          ------------
OPERATIONS
   Net investment income (loss)                   $ (76,546)            $ (58,849)           $ (133,374)            $ (37,588)
   Net realized gain (loss) on investment           135,196                82,327                88,002                21,383
   Net change in unrealized appreciation
      (depreciation) on investments                (739,481)             (760,303)           (1,411,525)             (457,555)
                                              --------------          ------------          ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 (680,831)             (736,825)           (1,456,897)             (473,760)
                                              --------------          ------------          ------------          ------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                3,509,313             1,548,576             6,382,484             2,336,492
   Value of units redeemed                         (825,639)             (187,580)             (413,648)             (189,796)
   Transfers between portfolios                     878,180               649,914             2,000,334               855,778
   Policyholder charges                                (718)                 (279)               (1,391)                 (327)
                                              --------------          ------------          ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          3,561,136             2,010,631             7,967,779             3,002,147
                                              --------------          ------------          ------------          ------------

NET INCREASE (DECREASE) IN NET ASSETS             2,880,305             1,273,806             6,510,882             2,528,387

NET ASSETS BEGINNING OF PERIOD                    3,377,858             3,122,446             4,732,422               945,528
                                              --------------          ------------          ------------          ------------

NET ASSETS END OF PERIOD                        $ 6,258,163           $ 4,396,252           $ 11,243,304          $ 3,473,915
-----------------------------------------     ==============          ============          ============          ============

                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION
---------------------

Jackson National Life Insurance Company ("Jackson National") established Jackson National Separate Account III (the "Separate Account") on October 23, 1997. The Separate Account commenced operations on April 13, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains twenty-nine (29) Portfolios, each of which invests in the following series of mutual funds:

-----------------------------------------------------------------------------------------------------------------
                                 JNL SERIES TRUST
AIM/JNL Large Cap Growth Series                          JNL/Putnam Value Equity Series
AIM/JNL Small Cap Growth Series                          Lazard/JNL Mid Cap Value Series
AIM/JNL Value II Series                                  Lazard/JNL Small Cap Value Series
JNL/Alliance Growth Series                               PPM America/JNL Money Market Series
JNL/J.P. Morgan International & Emerging Markets Series  Salomon Brothers/JNL Balanced Series
JNL/Janus Aggressive Growth Series                       Salomon Brothers/JNL Global Bond Series
JNL/Janus Global Equities Series                         Salomon Brothers/JNL High Yield Bond Series
JNL/Janus Growth & Income Series                         T. Rowe Price/JNL Mid-Cap Growth Series
JNL/Oppenheimer Global Growth Series                     JNL/S&P Conservative Growth Series II
JNL/Oppenheimer Growth Series                            JNL/S&P Moderate Growth Series II
JNL/PIMCO Total Return Bond Series                       JNL/S&P Aggressive Growth Series II
JNL/Putnam Growth Series                                 JNL/S&P Very Aggressive Growth Series II
JNL/Putnam International Equity Series                   JNL/S&P Equity Growth Series II
JNL/Putnam Midcap Growth Series                          JNL/S&P Equity Aggressive Series II


------------------------------------------------------------
                 JNL VARIABLE FUND III LLC
JNL/First Trust The Dow Target 10 Series

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National, serves as investment adviser for all the series and receives a fee for its services from each of the series.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
----------------------------------------------------

Investments
-----------

     The Separate Account's investments in the corresponding series of mutual funds ("Series") are stated at the net asset values of the respective Series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Series are recorded on trade date. Realized gain distributions are reinvested in the respective Series. Dividend distributions received from the Series are reinvested in additional shares of the Series and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes
--------------------

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES
-----------------------

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Contract Maintenance Charge
---------------------------

     An annual contract maintenance charge of $50 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. The charge is deducted by redeeming units. For the period ended December 31, 2001, contract maintenance charges were assessed in the amount of $70,487.

Transfer Fee Charge
-------------------

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the period ended December 31, 2001, transfer fee charges were assessed in the amount of $35,715.

Insurance Charges
-----------------

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

     Jackson National deducts a daily charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

-----------------------------------

Premium Taxes
-------------

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS
-------------------------------------------

     For the period ended December 31, 2001, purchases and proceeds from sales of investments are as follows:

------------------------------------------------------------------------------------------------------------------------------------

                                                                            Proceeds
                                                           Purchases       from Sales
AIM/JNL Large Cap Growth                                 $       80,156   $          456
AIM/JNL Small Cap Growth                                        368,782          355,270
AIM/JNL Value II                                                  5,040              315
JNL/Alliance Growth                                          18,838,980       20,003,502
JNL/J.P. Morgan International & Emerging Markets             32,227,299       32,536,736
JNL/Janus Aggressive Growth                                 913,361,491      917,647,326
JNL/Janus Global Equities                                 1,098,276,694    1,100,963,346
JNL/Janus Growth & Income                                     3,604,210        3,095,985
JNL/Oppenheimer Global Growth                                86,250,511       85,443,464
JNL/Oppenheimer Growth                                          279,669           22,898
JNL/PIMCO Total Return Bond                                  14,522,621        9,394,592
JNL/Putnam Growth                                           105,714,314      107,645,143
JNL/Putnam International Equity                             313,199,192      313,199,542
JNL/Putnam Midcap Growth                                     42,125,657       41,816,397

                                                                          Proceeds
                                                         Purchases       from Sales
JNL/Putnam Value Equity                                $    6,731,111   $    5,657,672
Lazard/JNL Mid Cap Value                                    3,981,463        2,504,686
Lazard/JNL Small Cap Value                                  4,161,367        3,334,308
PPM America/JNL Money Market                            1,649,556,187    1,653,051,849
Salomon Brothers/JNL Balanced                               3,023,149        1,886,890
Salomon Brothers/JNL Global Bond                            2,732,908        3,027,826
Salomon Brothers/JNL High Yield Bond                        3,824,869        3,508,042
T. Rowe Price/JNL Mid-Cap Growth                          296,981,047      299,271,119
JNL/S&P Conservative Growth II                              8,965,265        5,559,831
JNL/S&P Moderate Growth II                                 10,042,213        6,927,527
JNL/S&P Aggressive Growth II                                2,811,725        1,703,815
JNL/S&P Very Aggressive Growth II                             939,359        1,194,547
JNL/S&P Equity Growth II                                    4,318,270        3,697,372
JNL/S&P Equity Aggressive II                                  815,428          729,398



--------------------------------------------------------------------------------
                    JNL Variable Fund III LLC
                                                     Proceeds
                                     Purchases      from Sales
JNL/First Trust The Dow Target 10     $ 1,202,551     $  771,720

JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY

The  following  is a  reconciliation  of unit  activity  for the  periods  ended
December 31, 2001 and 2000:

                                                AIM/                      AIM/
                                            JNL Large Cap            JNL Small Cap              AIM/JNL            JNL/Alliance
                                         Growth Portfolio(b)       Growth Portfolio(b)    Value II Portfolio(b)  Growth Portfolio
                                         -------------------      --------------------      -----------------   -----------------


Units Outstanding at December 31, 1999             -                         -                       -                 615,807

      Units Issued                                 -                         -                       -                 811,856
      Units Redeemed                               -                         -                       -                (432,640)

Units Outstanding at December 31, 2000             -                         -                       -                 995,023

      Units Issued                             7,696                    34,228                     501               1,803,143
      Units Redeemed                             (39)                  (32,823)                    (29)             (1,907,726)

Units Outstanding at December 31, 2001         7,657                     1,405                     472                 890,440
-----------------------------------


(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.



                                                                   JNL/J.P. Morgan
                                          JNL/First Trust          International &             JNL/Janus           JNL/Janus
                                           The Dow Target              Emerging               Aggressive             Global
                                            10 Portfolio           Markets Portfolio        Growth Portfolio   Equities Portfolio
                                         -------------------      --------------------      -----------------   -----------------


Units Outstanding at December 31, 1999        42,257                    78,494                   958,597              1,186,162

      Units Issued                           206,846                 1,375,053                16,185,423             88,903,489
      Units Redeemed                         (94,802)               (1,304,996)              (15,780,242)           (88,660,134)

Units Outstanding at December 31, 2000       154,301                   148,551                 1,363,778              1,429,517

      Units Issued                           134,675                 3,765,511                58,652,885             95,390,116
      Units Redeemed                         (83,478)               (3,785,736)              (58,913,873)           (95,390,916)

Units Outstanding at December 31, 2001       205,498                   128,326                 1,102,790              1,428,717
-----------------------------------


(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.





                                           JNL/Janus        JNL/Oppenheimer
                                        Growth & Income      Global Growth
                                           Portfolio         Portfolio (a)
                                         --------------     ---------------


Units Outstanding at December 31, 1999      531,964                   -

      Units Issued                          655,077                   -
      Units Redeemed                       (171,895)                  -

Units Outstanding at December 31, 2000    1,015,146                   -

      Units Issued                          480,091           9,109,578
      Units Redeemed                       (419,093)         (8,999,211)

Units Outstanding at December 31, 2001    1,076,144             110,367
-----------------------------------


(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.



JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)


                                                                       JNL/PIMCO                                   JNL/Putnam
                                          JNL/Oppenheimer             Total Return             JNL/Putnam         International
                                         Growth Portfolio(b)         Bond Portfolio         Growth Portfolio     Equity Portfolio
                                         -------------------      --------------------      -----------------   -----------------


Units Outstanding at December 31, 1999             -                     506,433                 885,116               209,556

      Units Issued                                 -                     329,149                 882,483            20,955,836
      Units Redeemed                               -                    (158,508)               (487,073)          (20,796,933)

Units Outstanding at December 31, 2000             -                     677,074               1,280,526               368,459

      Units Issued                            30,915                   1,149,663              11,334,890            34,285,019
      Units Redeemed                          (2,501)                   (764,891)            (11,537,566)          (34,126,954)

Units Outstanding at December 31, 2001        28,414                   1,061,846               1,077,850               526,524
-----------------------------------


(a)  Inception date May 1, 2000.
(b)  Inception date May 1, 2001.



                                              JNL/Putnam              JNL/Putnam               Lazard/JNL         Lazard/JNL
                                            Midcap Growth            Value Equity                Mid Cap           Small Cap
                                            Portfolio (a)              Portfolio             Value Portfolio     Value Portfolio
                                         -------------------      --------------------      -----------------   -----------------


Units Outstanding at December 31, 1999               -                   773,947                   171,410             181,352

      Units Issued                             183,044                   696,040                   419,209             252,326
      Units Redeemed                           (10,180)                 (510,969)                 (223,839)            (84,563)

Units Outstanding at December 31, 2000         172,864                   959,018                   366,780             349,115

      Units Issued                           5,044,521                   668,594                   294,034             386,660
      Units Redeemed                        (4,994,696)                 (567,503)                 (214,362)           (327,682)

Units Outstanding at December 31, 2001         222,689                 1,060,109                   446,452             408,093
-----------------------------------


(a)  Inception date May 1, 2000.
(b)  Inception date May 1, 2001.




                                                                   Salomon
                                           PPM America/           Brothers/
                                            JNL Money           JNL Balanced
                                         Market Portfolio         Portfolio
                                         ---------------       ---------------


Units Outstanding at December 31, 1999       2,478,280             377,698

      Units Issued                         126,798,635             152,539
      Units Redeemed                      (125,404,190)           (107,383)

Units Outstanding at December 31, 2000       3,872,725             422,854

      Units Issued                         147,982,294             277,544
      Units Redeemed                      (148,365,713)           (174,182)

Units Outstanding at December 31, 2001       3,489,306             526,216
-----------------------------------


(a)  Inception date May 1, 2000.
(b)  Inception date May 1, 2001.


JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)




                                              Salomon                  Salomon
                                             Brothers/                 Brothers/            T. Rowe Price/          JNL/S&P
                                             JNL Global             JNL High Yield            JNL Mid-Cap         Conservative
                                           Bond Portfolio            Bond Portfolio         Growth Portfolio   Growth Portfolio II
                                         -------------------      --------------------      -----------------   -----------------


Units Outstanding at December 31, 1999       142,600                      486,613                   415,659             602,879

      Units Issued                           240,287                      315,525                 8,843,795             532,639
      Units Redeemed                        (157,096)                    (272,076)               (8,472,075)           (165,133)

Units Outstanding at December 31, 2000       225,791                      530,062                   787,379             970,385

      Units Issued                           243,262                      363,389                23,789,032             947,564
      Units Redeemed                        (279,285)                    (367,342)              (23,886,192)           (588,108)

Units Outstanding at December 31, 2001       189,768                      526,109                   690,219           1,329,841
-----------------------------------




                                              JNL/S&P                   JNL/S&P                  JNL/S&P
                                             Moderate                 Aggressive             Very Aggressive     JNL/S&P Equity
                                         Growth Portfolio II      Growth Portfolio II      Growth Portfolio II Growth Portfolio II
                                         -------------------      --------------------      -----------------   -----------------


Units Outstanding at December 31, 1999       854,501                     268,049                   208,299           354,886

      Units Issued                           897,767                     449,948                   182,151           729,465
      Units Redeemed                        (163,901)                   (163,849)                  (48,819)         (129,769)

Units Outstanding at December 31, 2000     1,588,367                     554,148                   341,631           954,582

      Units Issued                           847,615                     221,655                    45,066           337,353
      Units Redeemed                        (659,770)                   (160,076)                 (103,447)         (345,865)

Units Outstanding at December 31, 2001     1,776,212                     615,727                   283,250           946,070
-----------------------------------




                                           JNL/S&P Equity
                                            Aggressive
                                         Growth Portfolio II
                                         -------------------


Units Outstanding at December 31, 1999        67,079

      Units Issued                           247,813
      Units Redeemed                         (33,240)

Units Outstanding at December 31, 2000       281,652

      Units Issued                            49,142
      Units Redeemed                         (63,791)

Units Outstanding at December 31, 2001       267,003
-----------------------------------



JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

The following is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each of the years since inception in the period ended December 31, 2001:


                                                     AIM/                   AIM/
                                                JNL Large Cap           JNL Small Cap           AIM/JNL            JNL/Alliance
                                              Growth Portfolio(c)    Growth Portfolio(c)   Value II Portfolio(c) Growth Portfolio
                                             ---------------------  ---------------------   -----------------    -----------------

Period ended December 31, 2001

   Unit Value                                     $10.413719             $11.205131             $10.682786             $10.623849
   Net Assets (in thousands)                            $ 80                   $ 16                    $ 5                $ 9,460
   Units Outstanding (in thousands)                        8                      1                      -                    890
   Total Return                                        4.14%                 12.05%                  6.83%                -15.85%
   Ratio of Expenses to Average Net Assets*            1.50%                  1.50%                  1.50%                  1.50%

Period ended December 31, 2000

   Unit Value                                            n/a                    n/a                    n/a             $12.624682
   Net Assets (in thousands)                             n/a                    n/a                    n/a               $ 12,562
   Units Outstanding (in thousands)                      n/a                    n/a                    n/a                    995
   Total Return                                          n/a                    n/a                    n/a                -18.81%
   Ratio of Expenses to Average Net Assets*              n/a                    n/a                    n/a                  1.50%

Period ended December 31, 1999

   Unit Value                                            n/a                    n/a                    n/a             $15.550278
   Net Assets (in thousands)                             n/a                    n/a                    n/a                $ 9,576
   Units Outstanding (in thousands)                      n/a                    n/a                    n/a                    616
   Total Return                                          n/a                    n/a                    n/a                 26.32%
   Ratio of Expenses to Average Net Assets*              n/a                    n/a                    n/a                  1.50%

Period ended December 31, 1998

   Unit Value                                            n/a                    n/a                    n/a             $12.309797
   Net Assets (in thousands)                             n/a                    n/a                    n/a                  $ 995
   Units Outstanding (in thousands)                      n/a                    n/a                    n/a                     81
   Total Return                                          n/a                    n/a                    n/a                 23.10%
   Ratio of Expenses to Average Net Assets*              n/a                    n/a                    n/a                  1.50%
--------------------------------------

*Annualized
(a)  Inception date August 16, 1999.
(b)  Inception date May 1, 2001.
(c)  Inception date October 29, 2001.


                                                                       JNL/J.P. Morgan
                                                JNL/First Trust        International &          JNL/Janus           JNL/Janus
                                                The Dow Target            Emerging             Aggressive             Global
                                                10 Portfolio(a)       Markets Portfolio     Growth Portfolio     Equities Portfolio
                                             ---------------------  ---------------------   -----------------    -----------------

Period ended December 31, 2001

   Unit Value                                       $ 8.732721            $ 8.004392            $13.365188            $10.230734
   Net Assets (in thousands)                           $ 1,795               $ 1,027              $ 14,739              $ 14,617
   Units Outstanding (in thousands)                        205                   128                 1,103                 1,429
   Total Return                                         -4.66%               -21.60%               -31.26%               -24.65%
   Ratio of Expenses to Average Net Assets*              1.50%                 1.50%                 1.50%                 1.50%

Period ended December 31, 2000

   Unit Value                                       $ 9.159280            $10.209507            $19.442201            $13.577643
   Net Assets (in thousands)                           $ 1,413               $ 1,517              $ 26,515              $ 19,409
   Units Outstanding (in thousands)                        154                   149                 1,364                 1,430
   Total Return                                          3.15%               -16.62%               -22.11%               -19.50%
   Ratio of Expenses to Average Net Assets*              1.50%                 1.50%                 1.50%                 1.50%

Period ended December 31, 1999

   Unit Value                                       $ 8.879862            $12.244257            $24.961915            $16.865600
   Net Assets (in thousands)                             $ 375                 $ 961              $ 23,928              $ 20,005
   Units Outstanding (in thousands)                         42                    78                   959                 1,186
   Total Return                                        -11.20%                35.97%                91.54%                62.13%
   Ratio of Expenses to Average Net Assets*              1.50%                 1.50%                 1.50%                 1.50%

Period ended December 31, 1998

   Unit Value                                              n/a            $ 9.005266            $13.032401            $10.402755
   Net Assets (in thousands)                               n/a                  $ 57               $ 1,923               $ 1,634
   Units Outstanding (in thousands)                        n/a                     6                   148                   157
   Total Return                                            n/a                -9.95%                30.32%                 4.03%
   Ratio of Expenses to Average Net Assets*                n/a                 1.50%                 1.50%                 1.50%
--------------------------------------

*Annualized
(a)  Inception date August 16, 1999.
(b)  Inception date May 1, 2001.
(c)  Inception date October 29, 2001.


                                                    JNL/Janus     JNL/Oppenheimer
                                                 Growth & Income   Global Growth
                                                    Portfolio      Portfolio (b)
                                                ----------------  --------------

Period ended December 31, 2001

   Unit Value                                       $ 6.853340       $ 9.553567
   Net Assets (in thousands)                           $ 7,375          $ 1,054
   Units Outstanding (in thousands)                      1,076              110
   Total Return                                        -14.81%           -4.46%
   Ratio of Expenses to Average Net Assets*              1.50%            1.50%

Period ended December 31, 2000

   Unit Value                                       $ 8.044558              n/a
   Net Assets (in thousands)                           $ 8,166              n/a
   Units Outstanding (in thousands)                      1,015              n/a
   Total Return                                         -9.92%              n/a
   Ratio of Expenses to Average Net Assets*              1.50%              n/a

Period ended December 31, 1999

   Unit Value                                       $ 8.930331              n/a
   Net Assets (in thousands)                           $ 4,751              n/a
   Units Outstanding (in thousands)                        532              n/a
   Total Return                                          3.42%              n/a
   Ratio of Expenses to Average Net Assets*              1.50%              n/a

Period ended December 31, 1998

   Unit Value                                       $ 8.634881              n/a
   Net Assets (in thousands)                           $ 1,484              n/a
   Units Outstanding (in thousands)                        172              n/a
   Total Return                                        -13.65%              n/a
   Ratio of Expenses to Average Net Assets*              1.50%              n/a
--------------------------------------

*Annualized
(a)  Inception date August 16, 1999.
(b)  Inception date May 1, 2001.
(c)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                         JNL/PIMCO                                  JNL/Putnam
                                               JNL/Oppenheimer          Total Return           JNL/Putnam          International
                                              Growth Portfolio(b)      Bond Portfolio       Growth Portfolio      Equity Portfolio
                                             ---------------------  ---------------------   -----------------    -----------------

Period ended December 31, 2001

   Unit Value                                      $ 9.219923             $12.256672             $ 8.713204          $ 8.581758
   Net Assets (in thousands)                            $ 262               $ 13,015                $ 9,392             $ 4,518
   Units Outstanding (in thousands)                        28                  1,062                  1,078                 527
   Total Return                                        -7.80%                  7.99%                -26.13%             -21.48%
   Ratio of Expenses to Average Net Assets*             1.50%                  1.50%                  1.50%               1.50%

Period ended December 31, 2000

   Unit Value                                             n/a             $11.349742             $11.795946          $10.929313
   Net Assets (in thousands)                              n/a                $ 7,685               $ 15,105             $ 4,027
   Units Outstanding (in thousands)                       n/a                    677                  1,281                 368
   Total Return                                           n/a                  9.99%                -19.06%             -15.26%
   Ratio of Expenses to Average Net Assets*               n/a                  1.50%                  1.50%               1.50%

Period ended December 31, 1999

   Unit Value                                             n/a             $10.319096             $14.574468          $12.897375
   Net Assets (in thousands)                              n/a                $ 5,226               $ 12,900             $ 2,703
   Units Outstanding (in thousands)                       n/a                    506                    885                 210
   Total Return                                           n/a                 -1.75%                 27.48%              30.14%
   Ratio of Expenses to Average Net Assets*               n/a                  1.50%                  1.50%               1.50%

Period ended December 31, 1998

   Unit Value                                             n/a             $10.502383             $11.432810          $ 9.910243
   Net Assets (in thousands)                              n/a                $ 2,473                $ 2,350               $ 609
   Units Outstanding (in thousands)                       n/a                    235                    206                  61
   Total Return                                           n/a                  5.02%                 14.33%              -0.90%
   Ratio of Expenses to Average Net Assets*               n/a                  1.50%                  1.50%               1.50%
--------------------------------------

*Annualized.
(a)  Inception date May 1, 2000.
(b)  Inception date May 1, 2001.


                                                 JNL/Putnam             JNL/Putnam             Lazard/JNL          Lazard/JNL
                                                Midcap Growth           Value Equity             Mid Cap            Small Cap
                                                Portfolio (a)            Portfolio           Value Portfolio      Value Portfolio
                                             ---------------------  ---------------------   -----------------    -----------------

Period ended December 31, 2001

   Unit Value                                       $ 7.860448            $ 9.494495            $12.490262            $11.094785
   Net Assets (in thousands)                           $ 1,750              $ 10,065               $ 5,576               $ 4,528
   Units Outstanding (in thousands)                        223                 1,060                   446                   408
   Total Return                                        -28.06%                -7.72%                11.54%                15.59%
   Ratio of Expenses to Average Net Assets*              1.50%                 1.50%                 1.50%                 1.50%

Period ended December 31, 2000

   Unit Value                                       $10.926919            $10.289121            $11.197554            $ 9.598667
   Net Assets (in thousands)                           $ 1,889               $ 9,867               $ 4,107               $ 3,351
   Units Outstanding (in thousands)                        173                   959                   367                   349
   Total Return                                          9.27%                 5.38%                23.51%                14.87%
   Ratio of Expenses to Average Net Assets*              1.50%                 1.50%                 1.50%                 1.50%

Period ended December 31, 1999

   Unit Value                                              n/a            $ 9.764184            $ 9.065821            $ 8.356158
   Net Assets (in thousands)                               n/a               $ 7,557               $ 1,554               $ 1,515
   Units Outstanding (in thousands)                        n/a                   774                   171                   181
   Total Return                                            n/a                -2.51%                 3.22%                 0.42%
   Ratio of Expenses to Average Net Assets*                n/a                 1.50%                 1.50%                 1.50%

Period ended December 31, 1998

   Unit Value                                              n/a            $10.015858            $ 8.782834            $ 8.321024
   Net Assets (in thousands)                               n/a               $ 2,193                 $ 457                 $ 331
   Units Outstanding (in thousands)                        n/a                   219                    52                    40
   Total Return                                            n/a                 0.16%               -12.17%               -16.79%
   Ratio of Expenses to Average Net Assets*                n/a                 1.50%                 1.50%                 1.50%
--------------------------------------

*Annualized.
(a)  Inception date May 1, 2000.
(b)  Inception date May 1, 2001.


                                                                    Salomon
                                               PPM America/        Brothers/
                                                JNL Money        JNL Balanced
                                             Market Portfolio      Portfolio
                                             ---------------   ----------------

Period ended December 31, 2001

   Unit Value                                   $11.213552         $10.440639
   Net Assets (in thousands)                      $ 39,128            $ 5,494
   Units Outstanding (in thousands)                  3,489                526
   Total Return                                      1.88%             -2.01%
   Ratio of Expenses to Average Net Assets*          1.50%              1.50%

Period ended December 31, 2000

   Unit Value                                   $11.006762         $10.654378
   Net Assets (in thousands)                      $ 42,623            $ 4,505
   Units Outstanding (in thousands)                  3,873                423
   Total Return                                      4.28%              6.60%
   Ratio of Expenses to Average Net Assets*          1.50%              1.50%

Period ended December 31, 1999

   Unit Value                                   $10.555057         $ 9.994927
   Net Assets (in thousands)                      $ 26,158            $ 3,775
   Units Outstanding (in thousands)                  2,478                378
   Total Return                                      3.08%             -1.40%
   Ratio of Expenses to Average Net Assets*          1.50%              1.50%

Period ended December 31, 1998

   Unit Value                                   $10.239276         $10.136731
   Net Assets (in thousands)                       $ 2,114            $ 1,341
   Units Outstanding (in thousands)                    206                132
   Total Return                                      2.39%              1.37%
   Ratio of Expenses to Average Net Assets*          1.50%              1.50%
--------------------------------------

*Annualized.
(a)  Inception date May 1, 2000.
(b)  Inception date May 1, 2001.


JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    Salomon               Salomon
                                                   Brothers/             Brothers/           T. Rowe Price/          JNL/S&P
                                                  JNL Global           JNL High Yield         JNL Mid-Cap          Conservative
                                                Bond Portfolio         Bond Portfolio       Growth Portfolio    Growth Portfolio II
                                             ---------------------  ---------------------   -----------------    -----------------

Period ended December 31, 2001

   Unit Value                                        $11.008253              $ 9.363510         $12.904163              $ 9.182875
   Net Assets (in thousands)                            $ 2,089                 $ 4,926            $ 8,907                $ 12,212
   Units Outstanding (in thousands)                         190                     526                690                   1,330
   Total Return                                           5.22%                   3.76%             -2.97%                  -8.39%
   Ratio of Expenses to Average Net Assets*               1.50%                   1.50%              1.50%                   1.50%

Period ended December 31, 2000

   Unit Value                                        $10.462251              $ 9.024358         $13.298649              $10.024378
   Net Assets (in thousands)                            $ 2,362                 $ 4,783           $ 10,471                 $ 9,728
   Units Outstanding (in thousands)                         226                     530                787                     970
   Total Return                                           5.59%                  -6.08%              5.58%                  -7.16%
   Ratio of Expenses to Average Net Assets*               1.50%                   1.50%              1.50%                   1.50%

Period ended December 31, 1999

   Unit Value                                        $ 9.908668              $ 9.608237         $12.596169              $10.797571
   Net Assets (in thousands)                            $ 1,413                 $ 4,675            $ 5,236                 $ 6,510
   Units Outstanding (in thousands)                         143                     487                416                     603
   Total Return                                           0.35%                  -3.22%             22.16%                  14.41%
   Ratio of Expenses to Average Net Assets*               1.50%                   1.50%              1.50%                   1.50%

Period ended December 31, 1998

   Unit Value                                        $ 9.873746              $ 9.928270         $10.310999              $ 9.437830
   Net Assets (in thousands)                              $ 937                 $ 2,086            $ 1,335                 $ 1,702
   Units Outstanding (in thousands)                          95                     210                129                     180
   Total Return                                          -1.26%                  -0.72%              3.11%                  -5.62%
   Ratio of Expenses to Average Net Assets*               1.50%                   1.50%              1.50%                   1.50%
--------------------------------------

*Annualized.


                                                   JNL/S&P                JNL/S&P               JNL/S&P
                                                   Moderate              Aggressive         Very Aggressive       JNL/S&P Equity
                                              Growth Portfolio II    Growth Portfolio II   Growth Portfolio II  Growth Portfolio II
                                             ---------------------  ---------------------   -----------------    -----------------

Period ended December 31, 2001

   Unit Value                                       $10.035903            $ 9.705784            $11.158250            $ 9.933939
   Net Assets (in thousands)                          $ 17,826               $ 5,976               $ 3,161               $ 9,398
   Units Outstanding (in thousands)                      1,776                   616                   283                   946
   Total Return                                        -10.83%               -14.06%               -13.29%               -15.66%
   Ratio of Expenses to Average Net Assets*              1.50%                 1.50%                 1.50%                 1.50%

Period ended December 31, 2000

   Unit Value                                       $11.255112            $11.293301            $12.868428            $11.778242
   Net Assets (in thousands)                          $ 17,877               $ 6,258               $ 4,396              $ 11,243
   Units Outstanding (in thousands)                      1,588                   554                   342                   955
   Total Return                                         -7.95%               -10.38%               -14.15%               -11.67%
   Ratio of Expenses to Average Net Assets*              1.50%                 1.50%                 1.50%                 1.50%

Period ended December 31, 1999

   Unit Value                                       $12.227712            $12.601661            $14.990193            $13.335050
   Net Assets (in thousands)                          $ 10,449               $ 3,378               $ 3,122               $ 4,732
   Units Outstanding (in thousands)                        855                   268                   208                   355
   Total Return                                         20.94%                26.75%                40.30%                34.26%
   Ratio of Expenses to Average Net Assets*              1.50%                 1.50%                 1.50%                 1.50%

Period ended December 31, 1998

   Unit Value                                       $10.110549            $ 9.942374            $10.684338            $ 9.932475
   Net Assets (in thousands)                           $ 2,855                 $ 267                 $ 155                 $ 600
   Units Outstanding (in thousands)                        282                    27                    14                    60
   Total Return                                          1.11%                -0.58%                 6.84%                -0.68%
   Ratio of Expenses to Average Net Assets*              1.50%                 1.50%                 1.50%                 1.50%
--------------------------------------

*Annualized.


                                               JNL/S&P Equity
                                                 Aggressive
                                             Growth Portfolio II
                                             ------------------

Period ended December 31, 2001

   Unit Value                                   $10.587711
   Net Assets (in thousands)                       $ 2,827
   Units Outstanding (in thousands)                    267
   Total Return                                    -14.16%
   Ratio of Expenses to Average Net Assets*          1.50%

Period ended December 31, 2000

   Unit Value                                   $12.334084
   Net Assets (in thousands)                       $ 3,474
   Units Outstanding (in thousands)                    282
   Total Return                                    -12.50%
   Ratio of Expenses to Average Net Assets*          1.50%

Period ended December 31, 1999

   Unit Value                                   $14.095770
   Net Assets (in thousands)                         $ 946
   Units Outstanding (in thousands)                     67
   Total Return                                     37.53%
   Ratio of Expenses to Average Net Assets*          1.50%

Period ended December 31, 1998

   Unit Value                                   $10.249035
   Net Assets (in thousands)                         $ 224
   Units Outstanding (in thousands)                     22
   Total Return                                      2.49%
   Ratio of Expenses to Average Net Assets*          1.50%
--------------------------------------

*Annualized.

[THIS PAGE INTENTIONALLY LEFT BLANK]

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Jackson National Life Insurance  Company and Contract
     Owners of Jackson National Separate Account III:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of Jackson National Separate Account III, at December 31, 2001, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the separate account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2001 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Jackson National Separate Account III as of December 31, 2001 and the results of its operations, changes in net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





February 1, 2002

                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES



                               [GRAPHIC OMITTED]














                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 2001

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

----------------------------------------------------------------------------

Independent Auditors' Report                                               1


Consolidated Balance Sheet                                                 2



Consolidated Income Statement                                              3



Consolidated Statement of Stockholder's Equity and Comprehensive Income    4



Consolidated Statement of Cash Flows                                       5



Notes to Consolidated Financial Statements                                 6

                          INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


We have audited the accompanying consolidated balance sheet of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three year period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

As discussed more fully in note 2 to the financial statements: effective January 1, 1999, Jackson National Life Insurance Company adopted Statement of Position 97-3, "Accounting by Insurance Companies and Other Enterprises for Insurance Related Assessments," effective January 1, 2001, Jackson National Life Insurance Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," and effective April 1, 2001, Jackson National Life Insurance Company adopted Emerging Issues Task Force Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."







February 4, 2002

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED BALANCE SHEET
(IN THOUSANDS, EXCEPT SHARE INFORMATION)

--------------------------------------------------------------------------------


                                                                                      DECEMBER 31,
ASSETS                                                                            2001              2000
                                                                           ------------------- -----------------
   Investments:
     Cash and short-term investments                                          $    2,076,095    $  2,023,306
     Investments available for sale, at market value:
        Fixed maturities (amortized cost: 2001, $31,953,139; 2000,
           $28,275,776)                                                           31,932,494      27,513,270
        Equities (cost: 2001, $289,469; 2000, $471,236)                              288,852         479,279
     Mortgage loans, net of allowance                                              4,191,405       4,660,215
     Policy loans                                                                    700,434         687,245
     Other invested assets                                                           543,832         704,583
                                                                           ------------------- -----------------
         Total investments                                                        39,733,112      36,067,898

   Accrued investment income                                                         438,027         480,590
   Deferred acquisition costs                                                      2,162,951       2,187,936
   Reinsurance recoverable                                                           395,424         358,131
   Deferred income taxes                                                             234,752         240,389
   Value of acquired insurance and goodwill                                          170,377         191,793
   Income taxes receivable from Parent                                                72,563           9,117
   Other assets                                                                      188,292         161,453
   Variable annuity assets                                                         5,125,832       5,585,638
                                                                           ------------------- -----------------
         Total assets                                                         $   48,521,330    $ 45,282,945
                                                                           =================== =================

LIABILITIES AND STOCKHOLDER'S EQUITY
     LIABILITIES
     Policy reserves and liabilities:
       Reserves for future policy benefits and claims payable                 $      978,513    $    905,128
       Deposits on investment contracts                                           26,512,418      24,776,433
       Guaranteed investment contracts                                             3,695,179       4,286,503
     Trust instruments supported by funding agreements                             4,575,838       2,867,497
     Savings deposits                                                                836,682         732,211
     Reverse repurchase agreements                                                   889,678       1,095,623
     Notes and bank debt                                                           1,256,391         671,712
     Securities lending payable                                                      814,646         678,000
     Other liabilities                                                               656,867         636,005
     Variable annuity liabilities                                                  5,125,832       5,585,638
                                                                           ------------------- -----------------
         Total liabilities                                                        45,342,044      42,234,750
                                                                           ------------------- -----------------
     Minority interest                                                                86,802         117,759
                                                                           ------------------- -----------------

     STOCKHOLDER'S EQUITY
     Common stock, $1.15 par value; authorized 50,000 shares;
       issued and outstanding 12,000 shares                                           13,800          13,800
     Additional paid-in capital                                                    1,869,780       1,570,063
     Accumulated other comprehensive loss, net of
       tax of $(6,728) in 2001 and $(229,971) in 2000                                (13,077)       (427,088)
     Retained earnings                                                             1,221,981       1,773,661
                                                                           ------------------- -----------------
     Total stockholder's equity                                                    3,092,484       2,930,436
                                                                           ------------------- -----------------
         Total liabilities and stockholder's equity                           $   48,521,330    $ 45,282,945
                                                                           =================== =================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED INCOME STATEMENT
(IN THOUSANDS)

--------------------------------------------------------------------------------


                                                                          YEARS ENDED DECEMBER 31,
                                                               2001                 2000                1999
                                                          -----------------    -----------------  ------------------
REVENUES
   Premiums                                                 $      223,149       $      230,801     $      258,311

   Net investment income                                         2,386,222            2,610,983          2,476,196

   Net realized gains (losses) on investments and change
   in fair value of hedging instruments                           (830,873)            (120,855)            44,318

   Fee income:
     Mortality charges                                             133,223              133,969            134,744
     Surrender charges                                              60,525               80,075             72,601
     Expense charges                                                15,947               17,820             17,481
     Variable annuity fees                                          75,483               75,905             41,521
     Net asset management fees                                      23,531               24,344             13,118
                                                          -----------------    -----------------  ------------------
   Total fee income                                                308,709              332,113            279,465
   Other income                                                     38,292               39,821             37,286
                                                          -----------------    -----------------  ------------------
     Total revenues                                              2,125,499            3,092,863          3,095,576
                                                          -----------------    -----------------  ------------------

BENEFITS AND EXPENSES
   Death benefits                                                  307,610              317,350            289,220
   Interest credited on deposit liabilities                      1,578,228            1,591,921          1,637,478
   Interest expense on notes, bank debt and reverse
      repurchase agreements                                         81,522               94,544             73,991
   Interest expense on trust instruments supported
      by funding agreements                                        184,010              155,192             28,480
   Increase (decrease) in reserves, net of reinsurance              20,442              (47,448)           (32,199)
   Commissions                                                     303,249              361,672            312,213
   General and administrative expenses                             279,514              234,452            214,620
   Deferral of policy acquisition costs                           (391,412)            (429,358)          (360,205)
   Amortization of acquisition costs:
     Attributable to operations                                    181,116              237,416            210,248
     Attributable to net realized gains (losses) on
        investments and change in fair value of hedging
        instruments                                                (56,421)             (15,491)            15,798
   Amortization of acquired insurance and goodwill                  22,458               18,586             16,041
                                                          -----------------    -----------------  ------------------
     Total benefits and expenses                                 2,510,316            2,518,836          2,405,685
                                                          -----------------    -----------------  ------------------
     Pretax income (loss) before minority interest                (384,817)             574,027            689,891
   Minority interest                                                47,046               40,227                  -
                                                          -----------------    -----------------  ------------------
     Pretax income (loss)                                         (337,771)             614,254            689,891
   Federal income tax expense (benefit)                           (117,062)             216,200            241,500
                                                          -----------------    -----------------  ------------------
     Income  (loss) before cumulative effect of changes
       in accounting principles                                   (220,709)             398,054            448,391
   Cumulative effect of changes in accounting principles          (199,866)                   -             17,884
                                                          -----------------    -----------------  ------------------
     NET INCOME (LOSS)                                      $     (420,575)      $      398,054     $      466,275
                                                          =================    =================  ==================

   Pro forma net income (loss) assuming the changes in
    accounting principles are applied retroactively         $     (239,311)      $      166,508     $      538,567
                                                          =================    =================  ==================


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (IN THOUSANDS)

--------------------------------------------------------------------------------

                                                                       YEARS ENDED DECEMBER 31,
                                                           2001                 2000                  1999
                                                     -------------------  -------------------  --------------------

COMMON STOCK, BEGINNING AND END OF YEAR              $        13,800      $        13,800      $         13,800
                                                     -------------------  -------------------  --------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                           1,570,063            1,360,982            1,360,982
    Capital contributions                                     299,717              209,081                    -
                                                     -------------------  -------------------  --------------------
End of year                                                 1,869,780            1,570,063            1,360,982
                                                     -------------------  -------------------  --------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                            (427,088)            (465,836)             325,273
    Net unrealized investment (losses) gains, net
       of reclassification adjustment and net of
       tax of $223,243 in 2001; $20,864 in 2000
       and $(425,982) in 1999                                 414,011               38,748             (791,109)
                                                     -------------------  -------------------  --------------------
End of year                                                   (13,077)            (427,088)            (465,836)
                                                     -------------------  -------------------  --------------------

RETAINED EARNINGS
Beginning of year                                           1,773,661            1,551,912            1,181,947
    Net income (loss)                                        (420,575)             398,054              466,275
    Dividends paid to stockholder                            (131,105)            (176,305)             (96,310)
                                                     -------------------  -------------------  --------------------
End of year                                                 1,221,981            1,773,661            1,551,912
                                                     -------------------  -------------------  --------------------


TOTAL STOCKHOLDER'S EQUITY                           $      3,092,484     $      2,930,436     $      2,460,858
                                                     ===================  ===================  ====================



                                                                      YEARS ENDED DECEMBER 31,
                                                           2001                 2000                 1999
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)
Net income (loss)                                    $       (420,575)    $        398,054       $       466,275
Net unrealized holding gains (losses) arising during
   the period, net of tax of $158,596 in 2001;
   $24,218 in 2000 and $(398,646) in 1999                     293,951               44,976             (740,343)
Reclassification adjustment for gains (losses)
   included in net income, net of tax of $64,647              120,060               (6,228)             (50,766)
   in 2001; $(3,354)in 2000 and $(27,336) in 1999
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)                          $         (6,564)    $         436,802    $        (324,834)
                                                     ===================  ===================  ==================


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF CASH FLOWS
(IN THOUSANDS)

--------------------------------------------------------------------------------

                                                                             YEARS ENDED DECEMBER 31,
                                                                   2001                2000               1999
                                                              ----------------    ----------------   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
     Net income (loss)                                        $      (420,575)    $       398,054    $       466,275

     Adjustments to reconcile net income to net cash provided by operating activities:
         Net realized (gains) losses in investments and
           change in fair value of hedging instruments                830,873             120,855            (44,318)
         Interest credited on deposit liabilities                   1,578,228           1,591,921          1,637,478
         Interest expense on trust instruments supported
           by funding agreements                                      184,010             155,192             28,480
         Other charges                                               (209,695)           (231,864)          (224,826)
         Amortization of discount and premium on investments           93,393             (23,962)           (69,919)
         Deferred income tax provision                               (101,474)             37,000            104,600
         Change in:
              Accrued investment income                                42,563             (35,349)           (17,944)
              Deferred acquisition costs                             (269,153)           (207,433)          (123,659)
              Value of acquired insurance and goodwill                 22,458              18,586             16,041
              Income taxes payable to Parent                          (27,032)             20,841                887
              Other assets and liabilities, net                        11,723             (21,647)            52,830
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                      1,735,319           1,822,194          1,825,925
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
     Sales of fixed maturities and equities available for sale      5,732,067           3,877,665          5,374,124
     Principal repayments, maturities, calls and redemptions:
         Fixed maturities available for sale                        3,000,900             912,953          2,426,270
         Mortgage loans                                             1,273,431             280,820            113,545
        Purchases of:
         Fixed maturities and equities available for sale         (12,763,596)         (5,915,958)        (8,677,736)
            Mortgage loans                                           (773,815)           (930,007)        (1,071,678)
     Acquisition of Highland Federal Bank                                  -              (43,349)                -
     Other investing activities                                      (522,671)            149,523             15,873
                                                              ----------------    ----------------   -----------------
       NET CASH USED BY INVESTING ACTIVITIES                       (4,053,684)         (1,668,353)        (1,819,602)
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders account balances:
         Deposits                                                   6,876,598           7,578,354          7,211,159
         Withdrawals                                               (4,858,652)         (6,176,725)        (5,723,094)
     Net transfers to separate accounts                              (468,993)         (1,901,367)        (1,755,761)
     Proceeds from notes and bank debt                              1,052,639             374,384             33,700
     Payments on notes and bank debt                                 (418,930)           (167,213)                -
     Increase in savings deposits                                      67,797             175,997             (1,095)
     Payment of cash dividends to Parent                             (131,105)           (176,305)           (96,310)
     Capital contribution from Parent                                 251,800                   -                  -
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES               2,371,154            (292,875)          (331,401)
                                                              ----------------    ----------------   -----------------

     NET INCREASE (DECREASE) IN CASH AND SHORT-TERM                    52,789            (139,034)          (325,078)
     INVESTMENTS

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                  2,023,306           2,162,340          2,487,418
                                                              ----------------    ----------------   -----------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                  $     2,076,095     $     2,023,306    $     2,162,340
                                                              ================    ================   =================


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc
     ("Prudential"), London, England. JNL, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products, including immediate, indexed and deferred fixed annuities, variable annuities, guaranteed investment contracts ("GICs"), and individual life insurance products in all 50 states and the District of Columbia.

     The accompanying consolidated financial statements include JNL and its wholly owned subsidiaries, Jackson National Life Insurance Company of New York, an insurance company; Hermitage Management LLC, an advertising agency; Jackson National Asset Management, LLC, an investment advisor and transfer agent; Jackson National Life Distributors, Inc., a broker dealer; JNL Thrift Holdings, Inc., a unitary thrift holding company; PPM America Special Investments Fund, L.P. ("SIF I"), PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds") and Tuscany CDO, Limited ("Tuscany"). The Company has historically accounted for its investment in the PPMA Funds using the equity method. As a result of corporate restructuring in 2000, JNL obtained effective managerial control of the PPMA Funds. Accordingly, beginning in 2000, the PPMA Funds are consolidated in the accompanying financial statements. JNL effectively owns a 72.0% interest in SIF I, a 15.1% interest in CBO II and a 100% interest in Tuscany. The minority interest reflected in the accompanying financial statements reflects the interests of other parties in the PPMA Funds.

     JNL Thrift Holdings, Inc. wholly owns Jackson Federal Bank ("Jackson Federal"), a thrift headquartered in Southern California. On September 29, 2000, Jackson Federal acquired and merged with Highland Federal Bank ("Highland"), a bank located in California. The acquisition was accounted for by the purchase method and the results of Highland are included in the consolidated income statement from the date of acquisition.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     CHANGES IN ACCOUNTING PRINCIPLES
     Effective January 1, 2001, JNL adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). FAS 133, as amended by Statements No. 137 and 138, establishes accounting and reporting standards for derivative instruments and for hedging activities. Under FAS 133, all derivative instruments, including certain derivative instruments embedded in other contracts, are recognized as either assets or liabilities in the balance sheet at their fair values, and changes in such fair values are recognized immediately in earnings unless specific hedging criteria are met. While the Company uses derivatives (primarily interest rate swaps) to hedge certain risks in conjunction with its asset/liability management program, JNL elected to not incur the costs of restructuring its derivative contracts, segregating investment portfolios and adding the systems and personnel required to qualify for much stricter hedge accounting treatment on an ongoing basis.

     Upon adoption in 2001, a gross transitional loss adjustment totaling $277.1 million, net of additional deferred acquisition cost amortization of $1.8 million and federal income tax benefit of $97.6 million, based on the aggregate fair value of the Company's derivative instruments as of January 1, 2001, was recorded as a cumulative effect of a change in accounting principle. Net earnings in future years are likely to reflect significantly increased volatility owing to fair value fluctuations on certain derivative instruments, particularly

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     interest rate swaps, that are regularly used to manage risks associated with movements in interest rates. As noted, changes in the fair value of derivative instruments are now reflected in income while the largely offsetting change in fair value of the Company's hedged investments will remain as an adjustment to equity in the balance sheet as unrealized gains and losses.

     Effective April 1, 2001, JNL adopted Emerging Issues Task Force Issue #99-20 ("EITF 99-20") "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The initial April 1, 2001 transitional loss adjustment totaling $32.8 million, net of reduced deferred acquisition cost amortization of $4.2 million and federal income tax benefit of $10.0 million, was also recorded as a cumulative effect of a change in accounting principle.

     Effective January 1, 1999, JNL adopted Statement of Position 97-3, "Accounting by Insurance Companies and Other Enterprises for Insurance-Related Assessments" ("SOP 97-3"). SOP 97-3 establishes accounting standards for guaranty fund and other insurance related assessments. Under SOP 97-3, the Company establishes an asset for premium tax offsets and policy surcharges at the time of the assessment if certain circumstances exist. Previously, no asset was recorded for premium tax offsets. The adoption of SOP 97-3 was treated as a cumulative effect of a change in accounting principle and prior periods were not restated. The cumulative effect of the change totaling $38.0 million, net of deferred acquisition cost amortization of $10.5 million and federal income taxes of $9.6 million was included in net income in 1999.

     RECENTLY ISSUED ACCOUNTING STANDARDS
     In July 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Accounting Standards No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. FAS 142 will be effective January 1, 2002. Companies will be required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the effect of a change in accounting principle. The Company does not expect the adoption of FAS 142 to have a material impact on its results of operations or financial position.

     In October 2001, the FASB issued Statement of Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"). FAS 144 supersedes Statement of Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of" ("FAS 121"), and Accounting Principles Board
     Opinion No. 30, "Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" ("APB 30"). FAS 144 will be effective January 1, 2002 and will carry forward many of the provisions of FAS 121 and APB 30. In addition, FAS 144 will not apply to goodwill and other intangible assets that are not amortized. The Company does not expect the adoption of FAS 144 to have a material impact on its results of operations or financial position.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. All debt securities are considered available for sale and are carried at fair value. Debt securities are reduced to estimated net realizable

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value, for declines in fair value considered to be other than temporary. Commercial loans include certain term and revolving notes, as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances, less an allowance for loan losses.

     Equity securities, which include common stocks and non-redeemable preferred stocks, are carried at fair value. Equity securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to absorb losses inherent in the mortgage loan portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DERIVATIVE FINANCIAL INSTRUMENTS AND EMBEDDED DERIVATIVES
     The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     With the adoption of FAS 133 in 2001, the accounting policies for these derivatives were changed. The following accounting policies relate to the accompanying 2001 financial statements.

     While the Company generally uses derivative contracts for hedging purposes, and certain liabilities, primarily Trust instruments supported by funding agreements and equity-linked annuities, issued by the Company, contain embedded derivatives as defined by FAS 133, the Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value with changes in value included in realized gains (losses) on investments and change in fair value of hedging instruments.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swap agreements outstanding at December 31, 2001 are used for hedging purposes. Amounts paid or received on interest rate swap agreements are included in investment income. Interest rate swaps are included in other invested assets.

     Put-swaptions provide the Company with the right, but not the obligation, to require the writers to pay the Company the present value of a long duration interest rate swap at future exercise dates. These put-swaptions, with maturities up to 10 years, are entered into as a hedge against significant upward movements in interest rates. Put-swaptions are included in other invested assets.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. These annuities contain embedded options whose fair value is included in the annuity liability.

     Equity index swaps, in which the Company receives equity returns in exchange for short-term floating rate payments based on a notional amount, are held for both hedging and investment purposes, are included in other invested assets.

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting Trust instrument obligations. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the Trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in interest expense on trust instruments supported by funding agreements.

     Prior to 2001 and the adoption of FAS 133, hedge accounting treatment was applied to derivative contracts. The following accounting policies relate to the accompanying 2000 and 1999 financial statements.

     Interest rate swap agreements outstanding at December 31, 2000 hedge available for sale securities and are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity. Amounts paid or received on interest rate swap agreements are included in investment income.

     Premiums paid for put-swaption contracts are included in other invested assets and are being amortized to investment income over the remaining terms of the contracts with maturities of up to 9 years. Put-swaptions, designated as a hedge of available for sale securities, are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity.

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. The variation margin on futures contracts is deferred and, upon closing of the contracts, adjusts the basis of option contracts purchased. Premiums paid for call options, adjusted for the effects of hedging, are included in net investment income ratably over the terms of the options. The call option contracts are included in other invested assets and are carried at intrinsic value.

     Cross-currency swaps are included in other assets at cost adjusted for transaction gains or losses using exchange rates as of the reporting date. Unrealized foreign currency transaction gains and losses related to hedging activities are excluded from net income.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equity securities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been increased by $6.1 million at December 31, 2001 and $300.2 million at December 31, 2000 to reflect this change.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUE OF ACQUIRED INSURANCE AND GOODWILL
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     Goodwill includes both goodwill and core deposit intangibles and represents the excess of purchase price over the fair value of assets acquired in the purchase of Jackson Federal and Highland. Highland had total assets of $692.0 million and deposit liabilities of $450.2 million at the date of acquisition in 2000. For these acquisitions, the excess of the purchase price over the fair value of the assets acquired was allocated to goodwill and core deposit intangibles. The core deposit intangibles are amortized over 7 years and goodwill is amortized over 15 years.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. The non-life insurance company subsidiaries file separate federal income tax returns. Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 50% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 9.5%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's accumulation account. For deferred annuities, variable annuities, guaranteed investment contracts and other investment contracts, the reserve is the policyholder's account value. The reserve for equity index-linked annuities is based on two components. With the adoption of FAS 133 in 2001, the two components are i) the imputed value of the underlying guaranteed host contract, and ii) the fair value of the embedded option component of the contract. Prior to 2001, the two components were i) the guaranteed contract value, and ii) the intrinsic value of the option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     In 1999, JNL and Jackson National Life Funding, LLC established an initial $2 billion aggregate European Medium Term Note program, which was subsequently increased to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Outstanding balances at December 31, 2001 and 2000 totaled $4.1 billion and $2.9 billion, respectively.

     In 2001, JNL and Jackson National Life Global Funding established an initial $3 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. The outstanding balance at December 31, 2001 totaled $0.5 billion.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. With the adoption of FAS 133 in 2001, foreign currency transaction gains and losses are included in net income. In 2000 and 1999, unrealized foreign currency transaction gains and losses were excluded from net income.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $5,074.6 million and $5,528.6 million at December 31, 2001 and 2000, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in variable annuity fees and net asset management fees in the consolidated income statement.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $51.2 million and $57.0 million at December 31, 2001 and 2000, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in net asset management fees in the consolidated income statement.

     SAVINGS DEPOSITS
     Savings deposits are comprised of banking deposits held by Jackson Federal, and include demand deposits, passbook savings, money market checking and savings and certificates of deposit. Savings deposit liabilities are reported at the outstanding balance of the accounts.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Statement of Financial Accounting Standards No. 107, "Disclosures About Fair Value of Financial Instruments" requires disclosure of fair value information about financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, cannot be realized in immediate settlement of the instrument.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     EQUITY SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $4,487.8 million and $5,101.1 million at December 31, 2001 and 2000, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVES:
     Fair values are based on quoted market prices, estimates received from financial institutions, or valuation models.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For equity-linked immediate and deferred annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of such annuities approximated $21.2 billion and $20.7 billion, respectively, at December 31, 2001; and $19.6 billion and $18.7 billion, respectively, at December 31, 2000.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $3.7 billion and $4.3 billion at December 31, 2001 and 2000, respectively.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $4.6 billion and $2.9 billion at December 31, 2001 and 2000, respectively.

     SAVINGS DEPOSITS:
     Fair value of deposit accounts with no stated maturity (demand deposits, regular passbook and money market accounts) is equal to their carrying amounts. Fair value of certificates of deposit is based on the discounted value of contractual cash flows. The fair value approximated $842.5 million and $732.3 million at December 31, 2001 and 2000, respectively.

     REVERSE REPURCHASE AGREEMENTS:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     NOTES AND BANK DEBT:
     Fair value of notes and bank debt is based on the present value of future cash flows at current interest rates.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates. The fair value approximated $4,834.5 million and $5,314.7 million at December 31, 2001 and 2000, respectively.

4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products, and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2001, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2001, investments rated by the Company's investment advisor totaled $464.3 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                        PERCENT OF TOTAL
                  INVESTMENT RATING                          ASSETS
                  -----------------                   --------------------
                  AAA
                  AA                                      19.4%
                  A                                        5.3
                  BBB                                     35.8
                                                      --------------------
                      Investment grade                    90.9
                                                      --------------------
                   BB                                      4.7
                   B and below                             4.4
                                                      --------------------
                      Below investment grade               9.1
                                                      --------------------
                      Total fixed maturities             100.0%
                                                      ====================

     At December 31, 2001, the amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $132.2 million and $109.8 million, respectively.

     The amortized cost and estimated fair value of fixed maturities are as follows (in thousands):

                                                                    GROSS             GROSS           ESTIMATED
                                              AMORTIZED          UNREALIZED         UNREALIZED           FAIR
       DECEMBER 31, 2001                        COST                GAINS             LOSSES            VALUE
                                         -------------------- ------------------ ----------------- ------------------
       U.S. Treasury securities               $       4,648         $      231        $       36       $      4,843
       U.S. Government agencies
            and foreign governments                  47,543              2,371                 -             49,914
       Public utilities                             757,532              9,035            18,437            748,130
       Corporate securities
            and commercial loans                 19,789,499            560,972           689,024         19,661,447
       Mortgage-backed securities                11,353,917            309,861           195,618         11,468,160
                                         -------------------- ------------------ ----------------- ------------------
            Total                             $  31,953,139         $  882,470        $  903,115       $ 31,932,494
                                         ==================== ================== ================= ==================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

                                                                  GROSS              GROSS           ESTIMATED
                                            AMORTIZED           UNREALIZED        UNREALIZED           FAIR
     DECEMBER 31, 2000                         COST               GAINS             LOSSES             VALUE
                                        -------------------- ------------------ ------------------ ------------------
     U.S. Treasury securities                $       4,623          $     138       $         -       $      4,761
     U.S. Government agencies
          and foreign governments                  108,157              2,278             5,416            105,019
     Public utilities                              504,853              4,219            12,983            496,089
     Corporate securities
          and commercial loans                  16,957,873            241,934           962,366         16,237,441
     Mortgage-backed securities                 10,700,270            131,446           161,756         10,669,960
                                        -------------------- ------------------ ------------------ ------------------
          Total                              $  28,275,776          $ 380,015       $ 1,142,521       $ 27,513,270
                                        ==================== ================== ================== ==================

     Gross unrealized gains pertaining to equity securities at December 31, 2001 and 2000 were $29.9 million and $65.0 million, respectively. Gross unrealized losses at December 31, 2001 and 2000 were $30.6 million and $57.0 million, respectively.

     The amortized cost and estimated fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

     Fixed maturities (in thousands):

                                                                            AMORTIZED              ESTIMATED
                                                                              COST                FAIR VALUE
                                                                       --------------------  ----------------------
     Due in 1 year or less                                                    $   627,273            $   635,770
     Due after 1 year through 5 years                                           4,619,070              4,611,833
     Due after 5 years through 10 years                                        10,261,066             10,285,783
     Due after 10 years through 20 years                                        2,527,902              2,438,028
     Due after 20 years                                                         2,563,911              2,492,920
     Mortgage-backed securities                                                11,353,917             11,468,160
                                                                       --------------------  ----------------------
          Total                                                             $  31,953,139          $  31,932,494
                                                                       ====================  ======================

     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to amortized cost are included in investment income.

     Fixed maturities with a carrying value of $3.1 million at both December 31, 2001 and 2000 were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

     In 2001, the Company received proceeds of $889.4 million from the transfer of certain fixed maturities to Tuscany, in a securitization transaction. The fixed maturities transferred collateralize $900.0 million of notes issued by Tuscany. The Company has retained $450.0 million of senior and subordinated notes and sold $450.0 million of senior notes to unrelated parties.

     Additionally in 2001, the Company received proceeds of $71.3 million and recognized a loss of $0.3 million from the sale of certain fixed maturities. The Company has retained an interest in the assets transferred as a result of its purchase of $71.3 million of notes issued by a separate special purpose trust formed in connection with the transaction. The investment return to the Company on the notes is tied to the performance of fixed maturities sold.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

     MORTGAGE LOANS
     Mortgage loans, net of allowance for loan losses of $33.2 million and $33.4 million at December 31, 2001 and 2000, respectively, are as follows (in thousands):

                                                    DECEMBER 31,
                                             2001                  2000
                                       ------------------    ------------------
         Residential                         $   694,096           $   652,519
         Commercial                            3,497,309             4,007,696
                                       ------------------    ------------------
              Total                          $ 4,191,405           $ 4,660,215
                                       ==================    ==================

     At December 31, 2001, mortgage loans were collateralized by properties located in 44 states and Canada. Approximately 29% of the aggregate carrying value of the portfolio is secured by properties located in California.

     In 2001, the Company received proceeds of $651.6 million and recognized a gain of $25.3 million from the sale of certain commercial mortgage loans in a securitization transaction. The Company retained interests in the securitization having a fair value of $63.0 million, based on quoted market prices. The gain recognized was determined by allocating the previous carrying amount between the assets sold and the interests retained based on their relative fair value at the date of transfer. While the retained interests are subordinate to those that were sold, there are no restrictions in connection with the assets retained. The fair value of interests retained is determined consistently with the Company's fixed maturities.

     OTHER INVESTED ASSETS
     Other invested assets include investments in i) limited partnerships that invest in securities, and ii) derivatives. Limited partnership income
     (loss) recognized by the Company was $(47.6) million, $73.5 million and $34.3 million in 2001, 2000 and 1999, respectively.

     DERIVATIVES
     The fair value of derivatives reflects the estimated amounts that the Company would receive or pay upon sale or termination of the contracts, net of payment accruals, at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

     A summary of the aggregate contractual or notional amounts and estimated fair values for derivative contracts outstanding is as follows (in thousands):

                                                        DECEMBER 31,
                                            2001                            2000
                               ------------------------------- --------------------------------
                                  CONTRACTUAL/                      CONTRACTUAL/
                                    NOTIONAL          FAIR            NOTIONAL          FAIR
                                     AMOUNT           VALUE           AMOUNT           VALUE
                               --------------------------------  --------------------------------
           Interest rate swaps      $ 10,539,125  $ (396,576)          $ 7,375,000  $ (215,979)
           Cross-currency
              swaps                    3,040,723    (267,583)            2,085,701    (135,919)
           Put-swaptions              20,500,000      39,180            23,000,000      17,305
           Futures                        13,924         -                  88,694         -
           Call options                1,701,907      289,100            1,716,003     112,911
           Equity index swaps            231,253     (31,991)                  -           -

     During 2000, and 1999, the Company recorded net expenses of $65.5 million and $29.9 million, respectively, on derivative instruments. During 1999, the Company also incurred realized losses of $81.2 thousand on the termination of interest rate swaps.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2001 and 2000, the estimated fair value of loaned securities was $799.1 million and $662.2 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $814.6 million and $678.0 million at December 31, 2001 and 2000, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category are as follows (in thousands):

                                                                 YEARS ENDED DECEMBER 31,
                                                       2001                 2000               1999
                                                 -----------------    -----------------  ------------------
     Fixed maturities                             $     2,170,429      $     2,136,323    $     2,094,557
     Other investment income                              255,829              513,478            420,764
                                                 -----------------    -----------------  ------------------
       Total investment income                          2,426,258            2,649,801          2,515,321
     Less investment expenses                             (40,036)             (38,818)           (39,125)
                                                 -----------------    -----------------  ------------------
       Net investment income                      $     2,386,222      $     2,610,983    $     2,476,196
                                                 =================    =================  ==================

     Net realized gains and losses on investments and change in fair value of hedging instruments, are as follows (in thousands):

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                       2001                 2000                 1999
                                                 -----------------    ------------------   ------------------
     Sales of fixed maturities
       Gross gains                                $        90,044      $        43,458      $        99,131
       Gross losses                                      (138,197)             (55,497)             (28,163)
     Sales of equity securities
       Gross gains                                         26,546               32,577               54,849
       Gross losses                                       (20,107)              (1,520)                (228)
     Impairment losses                                   (600,595)            (141,079)             (77,076)
     Derivative instruments                              (216,178)             (11,126)              (4,283)
     Other invested assets, net                            27,614               12,332                   88
                                                 -----------------    ------------------   ------------------
       Total before minority interest                    (830,873)            (120,855)              44,318
     Minority interest                                     47,041               49,821                    -
                                                 -----------------    ------------------   ------------------
       Total, net of minority interest                $  (783,832)       $     (71,034)     $        44,318
                                                 =================    ==================   ==================

6.   VALUE OF ACQUIRED INSURANCE AND GOODWILL

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     Goodwill includes both goodwill and core deposit intangibles and represents the excess of purchase price over the fair value of assets acquired in the purchases of Jackson Federal and Highland.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
6.   VALUE OF ACQUIRED INSURANCE AND GOODWILL (CONTINUED)

     The amortization of acquired insurance and goodwill was as follows (in thousands):

                                                                            YEARS ENDED DECEMBER 31,
                                                                2001                  2000                 1999
                                                           ----------------     -----------------    -----------------
     Value of acquired insurance:
       Balance, beginning of year                             $  122,212            $  138,734           $    154,402
       Interest, at rates varying from 6.5% to 9.5%               10,625                12,201                 13,690
          Amortization                                           (28,061)              (28,723)               (29,358)
                                                            ----------------     -----------------    -----------------
        Balance, end of year                                  $  104,776            $  122,212           $    138,734
                                                            ================     =================    =================
     Goodwill:
       Balance, beginning of year                             $   69,581            $    3,159           $      3,774
                                                                                        68,486                   (242)
       Acquisitions and adjustments                                1,042                (2,064)                  (373)
          Amortization                                            (5,022)
                                                            ----------------     -----------------    -----------------
       Balance, end of year                                   $   65,601            $   69,581           $      3,159
                                                           ================     =================     =================
     Value of insurance in force and goodwill:
          Net amortization                                    $  (22,458)           $  (18,586)          $    (16,041)
                                                            ================     =================    =================
       Balance, end of year                                   $  170,377            $  191,793           $    141,893
                                                            ================     =================    =================

     As noted previously,  effective January 1, 2002, goodwill will no longer be
     amortized  to  earnings.   The  value  of  acquired   insurance   estimated
     amortization, net of interest, is as follows (in thousands):

     2002                                                $  18,479
     2003                                                   19,647
     2004                                                   20,882
     2005                                                   22,190
     2006                                                   23,578
                                                         -----------
          Total                                          $ 104,776
                                                         ===========

7.   SAVINGS DEPOSITS

     Savings deposits at December 31, 2001 and 2000 are as follows (in thousands):

                                                           2001                                  2000
                                              --------------------------------     ---------------------------------
                                                                  WEIGHTED                             WEIGHTED
                      TYPE                                         AVERAGE                             AVERAGE
                                                  AMOUNT             RATE              AMOUNT             RATE
                                              --------------    --------------     -------------    -----------------
     Demand deposits                               $ 54,876          0.65%            $ 54,441            1.74%
     Non-interest bearing deposits                   19,561          0.00%              15,029            0.00%
     Passbook                                        59,567          1.75%              33,844            2.16%
     Money market checking and savings               70,419          2.66%              49,174            4.56%
     Time deposits                                  632,259          4.45%             579,723            6.05%
                                              --------------    --------------     -------------    -----------------
          Total                                   $ 836,682          3.75%            $732,211            5.33%
                                              ==============    ==============     =============    =================

     The contractual maturities of time deposits at December 31, 2001 were as follows:

     Years Ending December 31,
     -------------------------
              2002                                               $ 471,679
              2003                                                  73,194
              2004                                                  28,824
              2005                                                  30,478
              Thereafter                                            28,084
                                                                 ---------
                    Total                                        $ 632,259
                                                                 =========

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
7.   SAVINGS DEPOSITS (CONTINUED)

     Interest   expense  on  deposit  accounts  is  summarized  as  follows  (in thousands):

                                                                           YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------
                                                                2001                 2000                 1999
                                                          -----------------    -----------------    -----------------
     Demand, passbook and money market                          $    5,189           $    1,457           $      497
     Time deposits                                                  31,481               15,533                3,960
                                                          -----------------    -----------------    -----------------
          Total                                                 $   36,670           $   16,990           $    4,457
                                                          =================    =================    =================

     Time deposits greater than $100,000 totaled approximately $239.4 million and $146.2 million at December 31, 2001 and 2000, respectively.

8.   NOTES AND BANK DEBT

     The aggregate carrying value and estimated fair value of notes and bank debt at December 31, 2001 and 2000 were as follows (in thousands):

                                                                   2001                            2000
                                                        -------------- -------------    ------------ ---------------
                                                          CARRYING      ESTIMATED        CARRYING      ESTIMATED
                                                           AMOUNT       FAIR VALUE        AMOUNT       FAIR VALUE
                                                        -------------- -------------    ------------ ---------------
       Surplus notes                                      $   249,202    $  264,785      $  249,193    $   249,800
       Advances from the Federal Home Loan Bank               353,942       361,323         234,534        235,255
       Debt of PPMA Funds                                     203,247       192,978         187,985        184,659
       Tuscany                                                450,000       450,000               -              -

                                                        -------------- -------------    ------------ ---------------
                 Total                                    $ 1,256,391    $1,269,086      $  671,712    $   669,714
                                                        ============== =============   ============ ===============

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2001, 2000, and 1999.

     ADVANCES FROM THE FEDERAL HOME LOAN BANK
     Jackson Federal began utilizing the credit programs offered by the Federal Home Loan Bank ("FHLB") during 1999. FHLB advances, maturing in years through 2008, totaled $353.9 million and $234.5 million at December 31, 2001 and 2000, respectively, at weighted average interest rates of 4.75% and 6.22%, respectively. Fixed rate advances totaled $342,900 and $231,100 at December 31, 2001 and 2000, respectively. The advances are collateralized by mortgage loans and mortgage-backed securities totaling $832.5 million at December 31, 2001. Interest paid totaled $17.2 million, $5.2 million and $0.5 million in 2001, 2000 and 1999, respectively.

     PPMA FUNDS
     As a result of the consolidation of the PPMA Funds in 2000, the related debt obligations of the funds are reflected in the Company's consolidated financial statements.

     SIF I has issued $70.0 million of 8.36% Subordinated Secured Notes ("SIF I Notes") due December 15, 2005. Interest is due semi-annually. The SIF I Notes are collateralized and secured pursuant to an Indenture between the issuer and Chase Bank of Texas, N.A., as trustee. The SIF I Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
8.   NOTES AND BANK DEBT (CONTINUED)

     SIF I has also entered into a Senior Secured Credit Facility ("SIF I Facility") under which it may borrow up to $200.0 million. The SIF I Facility is a revolving extendable credit facility which matures June 15, 2004. Borrowings under the SIF I Facility bear interest at a variable rate. SIF I may choose rates based on the Eurodollar loan rate plus 1.75% per annum or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings in the December 31, 2001 financial statements bear interest rates ranging from 8.22% to 8.63%.

     CBO II has issued $71.0 million of 7.8% Subordinated Secured Notes ("CBO II Notes") due December 15, 2004. Interest is due semi-annually. The CBO II Notes are secured pursuant to an Indenture between the Issuer and Texas Commerce Bank, N.A., as trustee. The CBO II Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

     CBO II has also entered into a Senior Secured Credit Facility ("CBO II Facility") under which it may borrow up to $236.5 million. The CBO II Facility is a revolving extendable credit facility which matures June 15, 2003. Borrowings under the CBO II Facility bear interest at a variable rate. CBO II may choose rates based on the Eurodollar loan rate plus 1.00% per annum or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings in the December 31, 2001 financial statements bear interest rates ranging from 7.38% to 8.13%.

     Outstanding debt balances on the PPMA Funds included in the December 31, 2001 financial statements are as follows (in thousands):

                                                      SIF I            CBO II           Total
                                                  --------------    -------------    -------------
         DECEMBER 31, 2001:
         Subordinated secured notes                  $   32,539       $   45,000        $  77,539
         Revolving credit facility                       78,750           46,958          125,708
                                                  --------------    -------------    -------------
          Total outstanding                          $  111,289       $   91,958        $ 203,247
                                                  ==============    =============    =============

         DECEMBER 31, 2000:
         Subordinated secured notes                  $   25,000       $   45,000        $  70,000
         Revolving credit facility                       76,125           41,860          117,985
                                                  --------------    -------------    -------------
         Total outstanding                           $  101,125       $   86,860        $ 187,985
                                                  ==============    =============    =============

     Interest expense on the debt totaled $15.8 million and $24.2 million in 2001 and 2000, respectively.

     TUSCANY
     On December 19, 2001, Tuscany issued $900.0 million of senior and subordinated floating rate notes. The senior notes ("Tuscany Notes"), totaling $450.0 million, due February 25, 2015 have been sold to unrelated parties. The Tuscany Notes bear interest at LIBOR plus .38%, which at December 31, 2001 was 2.52%. The subordinated floating rate notes were sold to related parties and are eliminated in consolidation.

9.   REVERSE REPURCHASE AGREEMENTS

     During 2001, 2000 and 1999, the Company entered into reverse repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheet. Short-term borrowings under such agreements averaged $664.3 million and $680.0 million during 2001 and 2000, respectively, at weighted average interest rates of 4.13% and 6.52%, respectively. Interest paid totaled $27.4 million, $44.3 million and $53.2 million in 2001, 2000 and 1999, respectively. The highest level of short-term borrowings at any month end was $1.0 billion in 2001 and $1.2 billion in 2000.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
10.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2001               2000                1999
                                                     ------------------ ------------------  -----------------
     Direct premiums                                 $        337,250   $         341,078     $      361,367
     Assumed premiums                                           3,519              4,324               4,941
     Less reinsurance ceded                                  (117,620)          (114,601)           (107,997)
                                                     ------------------ ------------------  -----------------
       Total net premiums                            $        223,149   $        230,801      $      258,311
                                                     ================== ==================  =================

     Components of the reinsurance recoverable asset are as follows (in thousands):

                                                     DECEMBER 31,
                                                2001               2000
                                          ------------------ -----------------
     Ceded reserves                           $    373,481       $   326,675
     Ceded claims liability                          8,890            17,083
     Ceded - other                                  13,053            14,373
                                          ------------------ -----------------
       Total                                  $    395,424       $   358,131
                                          ================== =================

     Reserves reinsured through Brooke Life were $68.4 million and $71.7 million at December 31, 2001 and 2000, respectively.

11.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                        YEARS ENDED DECEMBER 31,
                                                                 2001             2000           1999
                                                            ---------------  ---------------  ---------------
     Current tax (benefit) expense                          $      (15,588)   $     179,200   $     136,900
     Deferred tax (benefit) expense                               (101,474)          37,000         104,600
                                                            ---------------  ---------------  ---------------

     Federal income tax (benefit) expense                   $     (117,062)   $     216,200   $     241,500
                                                            ===============  ===============  ===============

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2001, 2000 and 1999 as follows (in thousands):

                                                                         YEARS ENDED DECEMBER 31,
                                                                   2001             2000            1999
                                                              ---------------  --------------- ---------------
     Income taxes at statutory rate                             $ (118,220)        $ 214,989       $ 241,462
     Other                                                           1,158             1,211              38
                                                              ---------------  --------------- ---------------
     Provision for federal income taxes                         $ (117,062)        $ 216,200       $ 241,500
                                                              ===============  =============== ===============

     Effective tax rate                                               34.7%             35.2%           35.0%
                                                              ===============  =============== ===============

     Federal income taxes paid were $71.0 million, $148.6 million and $147.4 million in 2001, 2000 and 1999, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
11.  FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):


                                                                             Years ended December 31,

                                                                              2001                2000
                                                                       -----------------  ------------------

     GROSS DEFERRED TAX ASSET
     Policy reserves and other insurance items                          $        502,755   $         529,859
      Difference between financial reporting and the tax basis of:
          Investments                                                            310,272              25,528
          Deferred compensation                                                   26,711              21,919
     Net unrealized losses on available for sale securities                        9,054             335,041
     Other, net                                                                   22,620              10,449
                                                                       ------------------  ------------------
     Total deferred tax asset                                                    871,412             922,796
                                                                       ------------------  ------------------

     GROSS DEFERRED TAX LIABILITY
     Deferred acquisition costs                                                 (596,876)           (627,253)
     Difference between financial reporting and the tax basis of:
        Value of the insurance in-force                                          (36,672)            (42,774)
        Other assets                                                              (2,936)            (12,205)
     Other, net                                                                     (176)               (175)
                                                                       ------------------  ------------------
     Total deferred tax liability                                               (636,660)           (682,407)
                                                                       ------------------  ------------------

     Net deferred tax asset                                            $                   $
                                                                                 234,752             240,389
                                                                       ==================  ==================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

12.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. At this time, it is not possible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume, and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2001 and 2000, the Company's reserve for future state guaranty fund assessments was $45.0 million and $56.3 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company offers synthetic GIC contracts to group customers including pension funds and other institutional organizations. The synthetic GIC contract is an off-balance sheet, fee based product where the customer retains ownership of the assets related to these contracts and JNL guarantees the customer's obligation to meet withdrawal requirements. The contingent liability associated with the off-balance sheet guarantees was $31.3 million and $46.1 million at December 31, 2001 and 2000, respectively.

     The Company has unfunded commitments related to its investments in limited partnerships totaling $553.1 million at December 31, 2001.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
13.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net gain from operations or 10% of the Company's statutory surplus for the prior year. In 2002, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $245.0 million.

     The Company received capital contributions from its parent of $299.7 million in 2001 and $209.1 million in 2000. The $209.1 million capital contribution in 2000 and $19.3 million of the capital contribution in 2001 resulted from Brooke Life forgiving an intercompany tax liability. The 2001 capital contribution also included $28.7 million related to amounts received from Prudential for certain failed merger related costs. Dividend payments were $131.1 million; $176.3 million and $96.3 million in 2001, 2000 and 1999, respectively, having received the required approval from the Michigan Division of Insurance prior to payment.

     Statutory capital and surplus of the Company was $2,450.1 million and $2,221.9 million at December 31, 2001 and December 31, 2000, respectively. Statutory net income (loss) of the Company was $(201.6) million, $243.8 million and $355.4 million in 2001, 2000 and 1999, respectively.

     Effective January 1, 2001, the NAIC's Accounting Practices and Procedures manual, Codification of Statutory Accounting Principles, became the primary guidance on statutory accounting. The implementation of the revised guidance on January 1, 2001 resulted in a transitional adjustment to increase statutory capital and surplus by $47.8 million.

     Jackson Federal is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum requirements would subject Jackson Federal to various regulatory actions ranging from increased scrutiny to conservatorship. At December 31, 2001, the Office of Thrift Supervision categorized Jackson Federal as well capitalized under the regulatory framework for prompt corrective action.

14.  RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc., a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $28.5 million, $27.1 million and $26.0 million to PPM for investment advisory services during 2001, 2000 and 1999, respectively.

     On March 12, 2001, Prudential announced that it had entered into a merger agreement ("Merger Agreement") with American General Corporation ("American General), a diversified financial services organization. On April 3, 2001, American International Group, Inc. announced that it made a conditional proposal to acquire American General. On May 11, 2001, Prudential announced that the merger agreement with American General was officially terminated. In December, 2001, JNL received approximately $85.6 million from Prudential for certain guaranteed completion and integration expenses related to the aborted merger, resulting in a $28.7 million capital contribution equal to the tax benefit associated with the payments.

15.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $5.4 million, $5.7 million and $2.9 million in 2001, 2000 and 1999, respectively.

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

                  (a)      Financial Statements:

                           (1) Financial statements and schedules included in Part A:

                           Condensed Financial Information

                           (2) Financial statements and schedules included in Part B:

                           Jackson National Separate Account III
                           Report of Independent Accountants
                           Statement of Assets and Liabilities as of
                                December 31, 2001
                           Statement of Operations for the Year Ended
                                December 31, 2001
                           Statement of  Changes  in Net Assets for the
                                Years  Ended  December  31, 2001 and
                                December 31, 2000
                           Notes to Financial Statements

                           Jackson National Life Insurance Company:
                           Report of Independent Accountants
                           Consolidated Balance Sheet at December 31,
                                  2001 and 2000
                           Consolidated Income Statement for the
                                  years ended December 31, 2001, 2000 and
                                  1999
                           Consolidated Statement of Stockholder's
                                  Equity and Comprehensive Income for the years ended December 31, 2001, 2000 and 1999
                           Consolidated Statement of Cash flows for the
                                  years ended December 31, 2001, 2000 and
                                  1999
                           Notes to Consolidated Financial Statements

Item 24.(b)  Exhibits

         Exhibit
         No.      Description

         1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Pre-Effective Amendment Number 1 filed via EDGAR on March 23, 1998.

         2.       Not Applicable

         3.       General   Distributor   Agreement   dated   March  16,   1998,
                  incorporated by reference to the Registrant's Pre-Effective Amendment Number 1 filed via EDGAR on March 23, 1998.

         4.       Form  of  Perspective  Advisors  Fixed  and  Variable  Annuity
                  Contract, incorporated   by   reference   to   Registrant's
                  Registration Statement filed via EDGAR on November 26, 1997.

         4.a. Form of Perspective Advisors Fixed and Variable Annuity Contract, incorporated by reference to Registrant's
                  Post Effective Amendment No. 6 filed via EDGAR on October 10, 2001.

         4.b. Specimen of Spousal Continuation Endorsement, incorporated by reference to Registrant's Post Effective Amendment No. 6 filed via EDGAR on October 10, 2001.

         4.c. Specimen of Preselected Death Benefit Option Endorsement, attached hereto.

         5. Form of Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment Number 1 filed via EDGAR on March 23, 1998.

         5.a. Specimen of Perspective Advisors Fixed and Variable Annuity Application incorporated by reference to Registrant's
                  Post Effective Amendment No. 6 filed via EDGAR on October 10, 2001.

         6.a.     Articles  of  Incorporation  of  Depositor,   incorporated  by
                  reference to Registrant's Registration Statement filed via EDGAR on November 26, 1997.

         6.b. Bylaws of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on November 26, 1997.

         7.       Not Applicable

         8.       Not Applicable

         9.       Opinion and Consent of Counsel, attached hereto.

         10.      Consent of Independent Accountants (KPMG), attached hereto.

         11.      Not Applicable

         12.      Not Applicable

         13.      Schedule  of  Computation  of  Performance,   incorporated  by
                  reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed via EDGAR on November 5, 1998.

         13a.     Schedule  of  Computation  of  Performance, attached hereto.


Item 25.  Directors and Officers of the Depositor

         Richard D. Ash                     Vice President -
         1 Corporate Way                    Actuary & Appointed Actuary
         Lansing, Michigan  48951

         John B. Banez                      Vice President -
         1 Corporate Way                    Systems and Programming
         Lansing, Michigan  48951

         James Binder                       Vice President -
         1 Corporate Way                    Finance and Corporate Strategy
         Lansing, Michigan  48951

         Joseph Mark Clark                  Vice President -
         1 Corporate Way                    Policy Administration
         Lansing, Michigan  48951

         Marianne Clone                     Vice President - Administration
         1 Corporate Way
         Lansing, Michigan 48951

         James B. Croom                     Vice President &
         1 Corporate Way                    Deputy General Counsel
         Lansing, Michigan  48951

         Gerald W. Decius                   Vice President -
         1 Corporate Way                    Systems Model Office
         Lansing, Michigan 48951

         Lisa C. Drake                      Senior Vice President & Actuary
         1 Corporate Way
         Lansing, Michigan 48951

         Robert A. Fritts                   Vice President &
         1 Corporate Way                    Controller - Financial
         Lansing, Michigan 48951            Operations

         Victor Gallo                       Senior Vice President -
         1 Corporate Way                    Group Pension
         Lansing, Michigan 48951

         James D. Garrison                  Vice President - Tax
         1 Corporate Way
         Lansing, MI  48951

         Rhonda K. Grant                    Vice President - Government
         1 Corporate Way                    & Public Relations
         Lansing, Michigan 48951

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, Michigan 48951            Treasurer and Director

         Stephen A. Hrapkiewicz             Vice President - Human
         1 Corporate Way                    Resources
         Lansing, Michigan 48951

         Cheryl Johns                       Vice President - Life Division
         1 Corporate Way
         Lansing, Michigan  48951

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, Michigan 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, Michigan 48951

         Lynn W. Lopes                      Vice President - Group
         1 Corporate Way                    Pension
         Lansing, Michigan 48951

         Clark P. Manning                   President & Chief Executive Officer
         1 Corporate Way                    and Director
         Lansing, Michigan 48951

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    General Counsel and
         Lansing, Michigan 48951            Secretary

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, Michigan 48951

         Jacky Morin                        Vice President -
         1 Corporate Way                    Group Pension
         Lansing, Michigan 48951

         P. Chad Myers                      Vice President - Asset
         1 Corporate Way                    Liability Management
         Lansing, Michigan 48951

         J. George Napoles                  Senior Vice President and
         1 Corporate Way                    Chief Information Officer
         Lansing, Michigan 48951

         Mark D. Nerud                      Vice President - Fund
         1 Corporate Way                    Accounting and Administration
         Lansing, Michigan 48951

         Bradley J. Powell                  Vice President - Institutional
         1 Corporate Way                    Marketing Group
         Lansing, Michigan 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, Michigan 48951

         Scott L. Stolz                     Senior Vice President -
         1 Corporate Way                    Administration
         Lansing, Michigan 48951

         Connie J. Van Doorn                Vice President -
         1 Corporate Way                    Variable Annuity
         Lansing, Michigan 48951            Administration

         Michael A. Wells                   Vice Chairman
         1 Corporate Way                    and Director
         Lansing, Michigan 48951

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.

                  State of          Control/
Company           Organization      Ownership           Principal Business

Brooke            Delaware          100%                Holding Company
Holdings, Inc.                      Holborn             Activities
                                    Delaware
                                    Partnership

Brooke            Delaware          100% Brooke         Holding Company
Finance                             Holdings, Inc.      Activities
Corporation

Brooke Life       Michigan          100% Brooke         Life Insurance
Insurance                           Holdings, Inc.
Company

Carolina          North             96.65% Jackson      Manufacturing
Steel             Carolina          National Life       Company
                                    Insurance
                                    Company

Cherrydale        Delaware          96.4% Jackson       Candy
Farms, Inc.                         National Life
                                    Insurance
                                    Company

Cherrydale        Delaware          72.5% Jackson       Holding Company
Holdings, Inc.                      National Life       Activities
                                    Insurance
                                    Company

Hermitage         Michigan          100% Jackson        Advertising Agency
Management, LLC                     National Life
                                    Insurance
                                    Company

Holborn           Delaware          80% Prudential      Holding Company
Delaware                            One Limited,        Activities
Partnership                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

IFC Holdings,     Delaware          99% National        Broker/Dealer
Inc.                                Planning Holdings
                                    Inc.

Investment        Delaware          100% IFC Holdings,  Broker/Dealer
Centers of                          Inc.
America

IPM Products      Delaware          93% Jackson         Auto Parts
Group                               National Life
                                    Insurance Company

Jackson           USA               100% JNL            Savings & Loan
Federal                             Thrift
Bank                                Holdings, Inc.

Jackson           Michigan          100% Jackson        Investment Adviser,
National                            National Life       and Transfer Agent
Asset                               Insurance
Management, LLC                     Company

Jackson           Delaware          100% Jackson        Advertising/
National                            National Life       Marketing
Life                                Insurance           Corporation and
Distributors,                       Company             Broker/Dealer
Inc.

Jackson           New York          100%                Life Insurance
National                            Jackson
Life Insurance                      National Life
Company of                          Insurance
New York                            Company

JNL Investors     Massachusetts     Common Law          Investment Company
Series Trust                        Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Series        Massachusetts     Common Law          Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Thrift        Michigan          100% Jackson        Holding Company
Holdings, Inc.                      National Life
                                    Insurance
                                    Company

JNL Variable      Delaware          100% Jackson        Investment Company
Fund LLC                            National
                                    Separate
                                    Account - I

JNL Variable      Delaware          100% Jackson        Investment Company
Fund III LLC                        National
                                    Separate
                                    Account III

JNL Variable      Delaware          100% Jackson        Investment Company
Fund IV LLC                         National
                                    Separate
                                    Account IV

JNL Variable      Delaware          100% Jackson        Investment Company
Fund V LLC                          National
                                    Separate
                                    Account V

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund I LLC                          Separate
                                    Account I

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund II LLC                         Separate
                                    Account II

LePages,          Delaware          100% Jackson        Adhesives
Inc.                                National Life
                                    Insurance
                                    Company

LePages           Delaware          100% Jackson        Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National       Broker/Dealer
Planning                            Planning            and Investment
Corporation                         Holdings, Inc.      Adviser

National          Delaware          100% Brooke         Holding Company
Planning                            Holdings, Inc.      Activities
Holdings, Inc.

PPM Holdings,     Delaware          100% Brooke         Holding Company
Inc.                                Holdings, Inc.

Prudential        United            100%                Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly            Financial
Corporation       Kingdom           Traded              Institution
PLC

Prudential        England and       100%                Holding
One Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Two Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Three Limited     Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

SII               Wisconsin         100%                Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.

Trust Centers     North Dakota      100% IFC Holdings,  Trust Company
of America                          Inc.

JNLI LLC          Delaware          100% Jackson        Tuscany Notes
                                    National Life
                                    Insurance Company

JNL Advisors,     Michigan          100% Jackson        Registered
LLC                                 National Life       Investment
                                    Insurance Company   Advisor

JNL Securities,   Michigan          100% JNL Advisors,  Broker/Dealer
LLC                                 LLC                 & Insurance Agency

Item 27. Number of Contract Owners as of April 8, 2002.

                  Non-Qualified - 2264
                  Qualified - 1068

Item 28. Indemnification

         Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

         (a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account III. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I the Jackson National Separate Account V, the Jackson National
                  Separate Account VI. the JNLNY Separate Account I and the JNLNY Separate Account II.

         (b)      Directors and Officers of Jackson National Life  Distributors,
                  Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

         Michael A. Wells                   Director
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Clark Manning                      Director
         1 Corporate Way
         Lansing, Michigan 48951

         Andrew B. Hopping                  Director, Vice President, Treasurer
         1 Corporate Way                    and Chief Financial Officer
         Lansing, MI  48951

         Clifford J. Jack                   President and Chief
         401 Wilshire Blvd.                 Executive Officer
         Suite 1200
         Santa Monica, California 90401

         Mark D. Nerud                      Chief Operating Officer,
         225 West Wacker Drive              Vice President and Assistant
         Suite 1200                         Treasurer
         Chicago, IL 60606

         Pam Aurbach                        Vice President - National Sales
         401 Wilshire Boulevard             Development
         Suite 1200
         Santa Monica, CA 90401

         Willard Barrett                    Senior Vice President -
         3500 S. Blvd., Ste. 18B            Divisional Director West
         Edmond, OK 73013

         Kendall Best                       Vice President - Strategic
         401 Wilshire Boulevard             Relations
         Suite 1200
         Santa Monica, CA 90401

         Sean P. Blowers                    Vice President - Index, Thrift
         401 Wilshire Boulevard             and Fixed Products
         Suite 1200
         Santa Monica, CA 90401

         Barry L. Bulakites                 Senior Vice President -
         401 Wilshire Blvd.                 Resource Development
         Suite 1200
         Santa Monica, CA 90401

         Tori Bullen                        Vice President - Institutional
         401 Wilshire Boulevard             Marketing Group
         Suite 1200
         Santa Monica, CA 90401

         Scott Coomes                       Vice President - Life Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         John Kawauchi                      Senior Vice President -
         401 Wilshire Boulevard             Marketing and Corporate
         Suite 1200                         Communications
         Santa Monica, CA 90401

         Stephanee Maxwell                  Vice President - Marketing
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Michael McGlothlin                 Vice President
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Christine A. Pierce-Tucker         Senior Vice President -
         401 Wilshire Boulevard             Variable Products
         Suite 1200
         Santa Monica, CA 90401

         Bradley J. Powell                  Senior Vice President
         1 Corporate Way
         Lansing, Michigan 48951

         Scott Robinson                     Vice President - Resource
         401 Wilshire Boulevard             Development West
         Suite 1200
         Santa Monica, CA 90401

         Gregory B. Salsbury                Executive Vice President
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         James L. Simon                     Director of Compliance
         1 Corporate Way                    and Secretary
         Lansing, Michigan 48951

         Greg Smith                         Vice President - West Coast
         401 Wilshire Boulevard             IT Account Manager
         Suite 1200
         Santa Monica, CA 90401

         Phil Wright                        Vice President - Communications
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Scott Yessner                      Senior Vice President
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

   (c)


                  Net Underwriting  Compensation on
                      Discounts       Redemption
Name of Principal     and                 or          Brokerage
Underwriter           Commissions    Annuitization    Commissions   Compensation
-----------           -----------    -------------    -----------   ------------

Jackson
National Life          Not            Not             Not            Not
Distributors, Inc.     Applicable     Applicable      Applicable     Applicable

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company
                  1 Corporate Way
                  Lansing, Michigan 48951

                  Jackson National Life Insurance Company
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado 80237

                  Jackson National Life Insurance Company
                  225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings and Representations

                  (a)      Not Applicable.

                  (b)      Not Applicable.

                  (c)      Not Applicable.

                  (d) Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

                  (e) Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 29th day of April, 2002.

                      Jackson National Separate Account III
                      ----------------------------------------
                      (Registrant)

                   By: Jackson National Life Insurance Company
                      ----------------------------------------

                   By:  /s/  Andrew B. Hopping
                             By Thomas J. Meyer*
                        ---------------------------------------
                        Andrew B. Hopping
                        Executive Vice President -
                        Chief Financial Officer and Director

                      Jackson National Life Insurance Company
                      ----------------------------------------
                                    (Depositor)

                   By:  /s/  Andrew B. Hopping
                        By Thomas J. Meyer*
                        ---------------------------------------
                        Andrew B. Hopping
                        Executive Vice President -
                        Chief Financial Officer and Director

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Clark P. Manning by Thomas J. Meyer*                 April 29, 2002
--------------------------------------------             ---------------
Clark P. Manning, President, Chief
Executive Officer and Director

/s/ Michael A. Wells by Thomas J. Meyer*                 April 29, 2002

--------------------------------------------             ---------------
Michael A. Wells, Director

/s/ Andrew B. Hopping by Thomas J. Meyer*                April 29, 2002

--------------------------------------------             ---------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

/s/ Robert A. Fritts by Thomas J. Meyer*                 April 29, 2002

--------------------------------------------             ---------------
Robert A. Fritts, Vice President
and Controller - Financial Operations

* Thomas J. Meyer, Attorney-in-Fact

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account III (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

     IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 7th day of January 2002.


/s/ Clark P. Manning
--------------------------------------
Clark P. Manning, President, Chief
Executive Officer and Director


/s/ Michael A. Wells
--------------------------------------
Michael A. Wells, Director


/s/ Andrew B. Hopping
--------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director


/s/ Robert A. Fritts
--------------------------------------
Robert A. Fritts, Vice President
and Controller - Financial Operations

                                  EXHIBIT LIST


Exhibit
Number        Description
------        -----------

4.c. Specimen of Preselected Death Benefit Option Endorsement, attached hereto as EX-99.4.c.

9.            Opinion and Consent of Counsel, attached hereto as EX-99.9.

10.           Consent of Independent Accountants, attached hereto as EX-99.10.

13.a. Schedule of Computation of Performance, attached hereto as EX-99.13a.